UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
December 31, 2008

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 97.0%
Alabama — 1.8%
$20,320,000	Birmingham, AL, Airport Authority Revenue, Refunding, FSA, SPA-Dexia
	Credit Local, 1.850%, 1/2/09 (a)	$20,320,000
4,400,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project, LOC-Wells Fargo
	Bank N.A., 1.470%, 1/2/09 (a)(b)	4,400,000
	Huntsville, AL, Health Care Authority, TECP:
20,000,000	1.800% due 2/3/09	20,000,000
31,967,000	1.450% due 3/3/09	31,967,000
49,000,000	Lower Alabama Gas District, Alabama Gas Supply Revenue, LIQ-Societe
	Generale, 1.200%, 1/2/09 (a)	49,000,000
300,000	Mobile County, AL, IDA, PCR, Exxon Mobil Project, 1.000%, 1/2/09 (a)	300,000
34,997,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	1.050%, 1/2/09 (a)	34,997,000
	Stevenson, AL, IDB:
12,500,000	Environmental Improvement Revenue, Refunding-Mead Corp. Project,
	LOC-JPMorgan Chase, 0.950%, 1/7/09 (a)(b)	12,500,000
7,400,000	Environmental Improvement Revenue, The Mead Corp. Project, LOC-
	JPMorgan Chase, 0.890%, 1/7/09 (a)(b)	7,400,000
	Total Alabama	180,884,000
Alaska — 0.3%
	Alaska State Housing Finance Corp.:
	Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemberg:
2,650,000	0.800%, 1/2/09 (a)	2,650,000
4,500,000	0.850%, 1/2/09 (a)	4,500,000
2,940,000	Housing Development, 0.500%, 1/7/09 (a)	2,940,000
	Valdez, AK, Marine Terminal Revenue, Refunding:
17,900,000	BP Pipelines Inc. Project, 1.100%, 1/2/09 (a)	17,900,000
500,000	Exxon Pipeline Co. Project, 1.000%, 1/2/09 (a)	500,000
	Total Alaska	28,490,000
Arizona — 1.4%
20,000,000	Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.,
	1.200%, 1/2/09 (a)	20,000,000
250,000	Arizona Health Facilities Authority Revenue, Health Facility Catholic West,
	LOC-Bank of America N.A., 0.730%, 1/7/09 (a)	250,000
25,000,000	City of Phoenix, TECP LOC Dexia Credit Local,1.850% due 2/5/09	25,000,000
19,000,000	Glendale, AZ, IDA, TECP LOC Wells Fargo, 0.900% due 4/7/09	19,000,000
	Phoenix, AZ:
40,000,000	Civic Improvement Corp., TECP LOC Bank of America, 0.800% due 4/7/09	40,000,000
3,335,000	IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank,
	1.400%, 1/2/09 (a)	3,335,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank,
	1.100%, 1/7/09 (a)(b)	6,500,000
20,900,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	0.800%, 1/7/09 (a)	20,900,000
2,200,000	Yavapai County, AZ, IDA, Hospital Facility Revenue, Refunding Yavapai
	Regional Medical Center, LOC-UBS AG, 1.200%, 1/2/09 (a)	2,200,000
	Total Arizona	137,185,000
Arkansas — 0.1%
5,850,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	5,850,000
California — 0.6%
3,600,000	California PCFA, PCR, Refunding, ExxonMobil Project, 0.710%, 1/2/09 (a)	3,600,000
	California State Department of Water Resources, Power Supply Revenue:
10,000,000	FSA, SPA-JPMorgan Chase, 3.000%, 1/2/09 (a)	10,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
California — 0.6% (continued)
$25,200,000	LOC-Dexia Credit Local, 2.000%, 1/2/09 (a)	$25,200,000
2,700,000	Los Angeles, CA, Waste Water Systems Revenue, LOC-Bank of Nova Scotia,
	0.950%, 1/2/09 (a)	2,700,000
1,700,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit
	Local, 1.200%, 1/2/09 (a)	1,700,000
2,495,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance,
	1.200%, 1/2/09 (a)	2,495,000
	San Francisco, CA, City & County Airports Commission, International Airport
	Revenue Assured Gty., SPA-Landesbank Baden-Wurttemberg:
8,100,000	0.950%, 1/7/09 (a)(b)	8,100,000
6,300,000	1.000%, 1/7/09 (a)(b)	6,300,000
	Total California	60,095,000
Colorado — 1.3%
3,250,000	Arvada, CO, FSA, SPA-Dexia Public Finance, 8.500%, 1/2/09 (a)	3,250,000
	Aurora, CO, Hospital Revenue:
9,100,000	Childrens Hospital Assignment Project, LOC-Allied Irish Bank PLC,
	0.900%, 1/2/09 (a)	9,100,000
1,500,000	COP, SPA-JPMorgan Chase, 1.050%, 1/2/09 (a)	1,500,000
11,000,000	Castle Rock, CO, COP, LOC-Wells Fargo Bank N.A., 0.750%, 1/7/09 (a)	11,000,000
300,000	Colorado Educational & Cultural Facilities Authority, Akiba Academy of
	Dallas, LOC-Bank of America, 1.150%, 1/2/09 (a)	300,000
	Colorado Health Facilities Authority Revenue:
9,025,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 1.100%, 1/2/09 (a)	9,025,000
	Catholic Health, SPA-Bayerische Landesbank:
800,000	0.800%, 1/7/09 (a)	800,000
2,775,000	0.830%, 1/7/09 (a)	2,775,000
20,115,000	Community Hospital Association Boulder Project, LOC- JPMorgan Chase, 1.050%, 1/2/09 (a)	20,115,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC, 1.060%, 1/2/09 (a)	5,300,000
2,625,000	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase, 0.780%, 1/7/09 (a)	2,625,000
	Colorado HFA, Revenue:
500,000	Multi-Family Hunters, FNMA, LIQ-FNMA, 0.800%, 1/7/09 (a)	500,000
	Multi-Family Project, SPA-FHLB:
900,000	0.750%, 1/7/09 (a)	900,000
4,800,000	1.100%, 1/7/09 (a)(b)	4,800,000
6,785,000	1.100%, 1/7/09 (a)(b)	6,785,000
8,210,000	1.150%, 1/7/09 (a)(b)	8,210,000
	Colorado Springs, CO, Revenue:
5,350,000	The Colorado College, 1.630%, 1/2/09 (a)	5,350,000
10,145,000	The Colorado College Project, 1.300%, 1/2/09 (a)	10,145,000
55,000	Erie, CO, COP, LOC-Keybank N.A., 1.750%, 1/7/09 (a)	55,000
28,010,000	University of Colorado Hospital Authority Revenue, FSA, SPA-Wachovia
	Bank N.A., 3.500%, 1/7/09 (a)	28,010,000
	Total Colorado	130,545,000
Connecticut — 0.6%
200,000	Connecticut State, SPA-Dexia Credit Local, 2.500%, 1/2/09 (a)	200,000
10,690,000	Connecticut State Health & Education, TECP, 1.650% due 2/5/09	10,690,000
	Connecticut State, HEFA Revenue:
	Yale University:
34,955,000	0.700%, 1/2/09 (a)	34,955,000
300,000	0.750%, 1/2/09 (a)	300,000
4,795,000	Yale-New Haven Hospital, LOC-JPMorgan Chase, 0.600%, 1/7/09 (a)	4,795,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Connecticut — 0.6% (continued)
$9,100,000	Waterbury, CT, GO, BAN, 4.000% due 9/2/09	$9,230,916
	Total Connecticut	60,170,916
Delaware — 0.5%
7,300,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center
	Project, LOC-PNC Bank, 1.080%, 1/2/09 (a)	7,300,000
6,500,000	Kent County, DE, Revenue, Providence Creek Academy Charter, LOC-PNC
	Bank N.A., 1.180%, 1/2/09 (a)	6,500,000
	University of Delaware Revenue:
9,035,000	LIQ-Bank of America, 0.750%, 1/7/09 (a)	9,035,000
20,500,000	Refunding, SPA-Landesbank Hessen-Thuringen, 1.500%, 1/2/09 (a)	20,500,000
4,800,000	SPA-Bank of America, 1.500%, 1/2/09 (a)	4,800,000
	Total Delaware	48,135,000
District of Columbia — 2.7%
	District of Columbia Revenue:
10,050,000	Hospital for Sick Children, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	10,050,000
4,835,000	Jesuit Conference, LOC-PNC Bank, 1.080%, 1/2/09 (a)	4,835,000
13,125,000	National Academy of Sciences TECP LOC Bank of America, 1.100% due 3/5/09	13,125,000
	District of Columbia:
	GO:
4,285,000	LOC- Allied Irish Banks PLC, 1.200%, 1/2/09 (a)	4,285,000
53,000,000	TRAN, 2.500% due 9/30/09	53,549,789
13,000,000	Revenue, The Pew Charitable Trusts, LOC-PNC Bank N.A., 1.080%, 1/2/09 (a)	13,000,000
	Metropolitan Washington, D.C., Airports Authority:
27,000,000	FSA, SPA-Dexia Credit Local, 1.750%, 1/7/09 (a)(b)	27,000,000
5,000,000	TECP LOC Bank of America, 1.150% due 2/2/09	5,000,000
	Washington, D.C., Metro Area Transit Authority, TECP LOC Wachovia Bank:
66,600,000	2.050% due 1/12/09	66,600,000
68,300,000	2.000% due 1/14/09	68,300,000
	Total District of Columbia	265,744,789
Florida — 8.1%
6,650,000	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital,
	LOC-SunTrust Bank, 1.100%, 1/2/09 (a)	6,650,000
805,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
	Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 1.100%, 1/2/09 (a)	805,000
	Broward County, FL:
19,270,000	Airport System Revenue, SPA-JPMorgan Chase, 1.450%, 1/2/09 (a)(b)	19,270,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp., 3.000%, 1/2/09 (a)(b)	1,000,000
10,415,000	Port Facilities Revenue, Everglades, LOC-Bank of Nova Scotia, 1.310%, 1/2/09 (a)(b)	10,415,000
15,498,000	Florida Municipal Loan Council, TECP LOC Bank of America, 1.750% due 1/8/09	15,498,000
5,135,000	Florida State Board of Education, GO, 5.000% due 6/1/09	5,202,603
57,594,000	Florida State Municipal Power Agency, TECP LOC Wachovia Bank, 3.500% due 1/8/09	57,594,000
	Gainesville, FL, Utilities System Revenue:
21,900,000	SPA-Bank of New York, 0.800%, 1/7/09 (a)	21,900,000
400,000	SPA-SunTrust Bank, 1.150%, 1/2/09 (a)	400,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System, LOC-SunTrust Bank:
21,470,000	1.100%, 1/2/09 (a)	21,470,000
10,000,000	1.180%, 1/2/09 (a)	10,000,000
10,000,000	1.270%, 1/2/09 (a)	10,000,000
20,000,000	1.300%, 1/2/09 (a)	20,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Florida — 8.1% (continued)
$7,000,000	1.350%, 1/2/09 (a)	$7,000,000
6,500,000	Hillsborough Aviation County, FL, TECP LOC Landesbank Baden Wurttemberg, 1.250% due 2/12/09	6,500,000
46,125,000	Hillsborough County, FL, School Board COP, Master Lease, MBIA,
	LOC-Wachovia Bank N.A., 1.400%, 1/2/09 (a)	46,125,000
	Jacksonville, FL:
	Electric Authority, TECP:
33,025,000	SPA Landesbank Hessen-Thuringen 0.900% due 1/7/09	33,025,000
51,200,000	SPA Dexia Credit Local 2.000% due 1/9/09	51,200,000
26,475,000	SPA Landesbank Hessen-Thuringen 2.100% due 1/14/09	26,475,000
62,956,000	SPA Dexia Credit Local 0.650% due 2/5/09	62,956,000
33,100,000	Health Facilities Authority, Hospital Revenue, Baptist Medical Center
	Project, 0.900%, 1/2/09 (a)	33,100,000
35,265,000	LOC Landesbank Baden Wurttemberg TECP, 1.680% due 2/2/09	35,265,000
13,500,000	Transit Revenue, SPA-Dexia Credit Local, 4.100%, 1/2/09 (a)	13,500,000
11,315,000	Water & Sewer System Revenue, SPA-Bank of New York, 1.050%, 1/2/09 (a)	11,315,000
	JEA District, FL:
	Electric System Revenue:
4,955,000	SPA-Bank of Nova Scotia, 0.800%, 1/2/09 (a)	4,955,000
7,585,000	SPA-Fortis Bank SA, 1.000%, 1/7/09 (a)	7,585,000
45,760,000	SPA-Wachovia Bank N.A., 0.900%, 1/7/09 (a)	45,760,000
	Water & Sewer System Revenue:
400,000	SPA-Banco Bilbao Vizcaya, 0.750%, 1/7/09 (a)	400,000
2,450,000	SPA-Bank of New York, 0.750%, 1/7/09 (a)	2,450,000
10,300,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 1.220%, 1/2/09 (a)(c)	10,300,000
	Martin County, FL, Health Facilities Authority, Hospital Revenue:
13,845,000	Martin Memorial Medical Center, LOC-Wachovia Bank N.A., 1.200%, 1/2/09 (a)	13,845,000
16,100,000	Refunding, Martin Memorial Medical Center, LOC-Wachovia Bank N.A., 1.200%, 1/2/09 (a)	16,100,000
	Miami-Dade County, FL:
5,745,000	IDA, Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	5,745,000
10,000,000	Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A., 0.730%, 1/7/09 (a)	10,000,000
21,035,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	21,035,000
	Orange County, FL:
5,130,000	Health Facilities Authority Revenue, Orlando Regional Healthcare
	System Inc., LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	5,130,000
	IDA:
10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank, 1.270%, 1/7/09 (a)	10,000,000
3,520,000	Blood & Tissue Services, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	3,520,000
3,800,000	IDR, Central Florida YMCA Project, LOC-Bank of America, 1.220%, 1/2/09 (a)	3,800,000
200,000	School Board, COP, LOC-Wachovia Bank N.A., 0.900%, 1/2/09 (a)	200,000
	Orlando & Orange County, FL, Expressway Authority:
13,830,000	Refunding, FSA, SPA-Dexia Credit Local, 2.600%, 1/2/09 (a)	13,830,000
2,000,000	Revenue, FSA, SPA-Dexia Credit Local, 4.000%, 1/2/09 (a)	2,000,000
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A., 0.900%, 1/7/09 (a)(b)	10,250,000
	Revenue:

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Florida — 8.1% (continued)
$21,250,000	Raymond F. Kravis Center Project, LOC-Northern Trust Co., 1.750%, 1/2/09 (a)	$21,250,000
2,000,000	St. Andrews School, LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	2,000,000
23,500,000	School District, TECP, 0.700% due 3/10/09	23,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	0.850%, 1/7/09 (a)(b)	8,500,000
10,000,000	Pembroke Pines, FL, Charter School Revenue, SPA-Royal Bank of Canada,
	1.000%, 1/7/09 (a)	10,000,000
4,855,000	Pinellas County, FL, EFA Revenue, Refunding, Barry University Project,
	LOC-Bank of America, 1.200%, 1/2/09 (a)(c)	4,855,000
	Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust
	Bank:
3,550,000	1.100%, 1/2/09 (a)	3,550,000
3,875,000	1.100%, 1/2/09 (a)	3,875,000
3,300,000	Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project,
	LOC-Bank of America N.A., 1.220%, 1/2/09 (a)(c)	3,300,000
8,845,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital Improvement
	Revenue, LOC-SunTrust Bank, 1.270%, 1/7/09 (a)(c)	8,845,000
1,000,000	West Orange, FL, Healthcare District, LOC-SunTrust Bank, 1.250%, 1/2/09 (a)	1,000,000
	Total Florida	804,245,603
Georgia — 5.7%
44,885,000	Atlanta, GA, Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	3.500%, 1/2/09 (a)	44,885,000
53,000,000	Bartow County, GA, Development Authority PCR, TECP Georgia Power Company, 0.800% due 4/1/09	53,000,000
3,660,000	Carroll County, GA, Development Authority Revenue, Royal Metal
	Productions Inc. Project, LOC-Branch Banking & Trust, 1.400%, 1/2/09 (a)(b)	3,660,000
8,800,000	Cobb County, GA, Boy Scouts of America Atlanta Project, LOC-SunTrust
	Bank, 1.270%, 1/7/09 (a)	8,800,000
17,710,000	Coweta County, GA, Residential Care Facilities for the Elderly Authority,
	Wesley Woods of Newnan, LOC-Branch Banking & Trust Co., 0.850%,
	1/7/09 (a)	17,710,000
	De Kalb County, GA:
8,700,000	Development Authority Revenue, Oglethorpe University Project,
	LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	8,700,000
6,860,000	Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC, 1.370%, 1/2/09 (a)(b)	6,860,000
1,885,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 1.350%, 1/2/09 (a)(b)	1,885,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA
	Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
1,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	1,710,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust, 1.250%, 1/2/09 (a)	3,000,000
3,500,000	Georgia Tech Facilities Project, LOC-SunTrust Bank, 0.800%, 1/7/09 (a)	3,500,000
5,100,000	Holy Innocents School Project, LOC-SunTrust Bank, 0.900%, 1/7/09 (a)	5,100,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	23,400,000
5,400,000	Spellman College Project, LOC-SunTrust Bank, 1.370%, 1/2/09 (a)	5,400,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 1.270%, 1/2/09 (a)	4,600,000
7,500,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	7,500,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Georgia — 5.7% (continued)
	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory
	CTFS, Northeast Georgia Health System Inc.:
$7,000,000	LOC-Landesbank Baden-Wurttemberg, 0.850%, 1/7/09 (a)	$7,000,000
43,975,000	LOC-Wachovia Bank N.A., 0.900%, 1/2/09 (a)	43,975,000
14,670,000	Georgia State Ports Authority Revenue, Garden City Terminal Project, LOC-
	SunTrust Bank, 0.850%, 1/7/09 (a)	14,670,000
	Georgia State, GO:
14,090,000	3.000% due 7/1/09	14,173,571
9,715,000	5.000% due 7/1/09	9,867,122
2,382,000	Finance & Investment Commission, SPA-Dexia Credit Local, 1.600%, 1/2/09 (a)	2,382,000
4,435,000	Griffin Spalding County, GA, Development Authority Revenue, Industrial
	Development, Woodland Industrial Inc., LOC-SunTrust Bank, 1.500%, 1/2/09 (a)(b)	4,435,000
	Gwinnett County, GA:
	Development Authority:
6,400,000	COP, Gwinnett County Public Schools Project, MBIA, 5.000% due 1/1/09	6,400,000
9,375,000	IDR, Barco Inc. Project, LOC-Branch Banking & Trust, 1.600%, 1/2/09 (a)(b)	9,375,000
	Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank:
8,840,000	0.850%, 1/7/09 (a)	8,840,000
15,000,000	0.850%, 1/7/09 (a)	15,000,000
6,765,000	Wesleyan School Inc. Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	6,765,000
13,900,000	Water & Sewerage Authority Revenue, SPA-Landesbank Hessen-
	Thuringen, 0.850%, 1/7/09 (a)	13,900,000
	Macon-Bibb County, GA:
14,060,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-
	SunTrust Bank, 0.850%, 1/7/09 (a)	14,060,000
4,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central
	Georgia, LOC-SunTrust Bank, 1.270%, 1/2/09 (a)	4,000,000
21,000,000	Metropolitan Atlanta Rapid Transit Authority, GA, TECP, 2.000% due
	1/20/09	21,000,000
	Municipal Electric Authority of Georgia, TECP LOC Landesbank Hessen Thuringen:
18,550,000	1.650% due 2/2/09	18,550,000
2,500,000	1.730% due 2/2/09	2,500,000
	Private Colleges & Universities Authority, GA, Revenue:
	Emory University:
3,700,000	0.800%, 1/2/09 (a)	3,700,000
37,300,000	0.920%, 1/2/09 (a)	37,300,000
11,250,000	Refunding, Emory University, 0.800%, 1/2/09 (a)	11,250,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nacoochee School
	Project, LOC-SunTrust Bank, 1.270%, 1/7/09 (a)	14,500,000
10,135,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	10,135,000
	Richmond County, GA:
12,405,000	Board of Education, GO, St. Aid Withholding, Sales Tax Revenue,
	5.000% due 10/1/09	12,734,790
10,000,000	Development Authority, Revenue, MCG Health Inc. Project, LOC-
	Landesbank Baden-Wuerttemburg, 0.890%, 1/7/09 (a)	10,000,000
5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch
	Banking & Trust, 1.250%, 1/2/09 (a)	5,200,000
7,030,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 1.400%, 1/2/09 (a)(b)	7,030,000
4,110,000	Union County, GA, Development Authority Revenue, Boy Scouts of America
	Atlanta Project, LOC-SunTrust Bank, 1.270%, 1/7/09 (a)	4,110,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Georgia — 5.7% (continued)
$3,700,000	Ware County, GA, Hospital Authority, Revenue Anticipation CTFS, Baptist
	Village Project, LOC-SunTrust Bank, 1.270%, 1/2/09 (a)	$3,700,000
	Total Georgia	558,022,483
Illinois — 3.8%
	Chicago, IL:
20,000,000	GO, Tender Notes, LOC-Harris N.A., 1.050% due 2/5/09 (d)(e)	20,000,000
3,205,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	1.640%, 1/2/09 (a)(b)	3,205,000
	O'Hare International Airport Revenue:
9,800,000	General Airport, LOC-Bayerische Landesbank, 0.750%, 1/7/09 (a)(b)	9,800,000
41,200,000	LOC-Landesbank Baden-Wurttenberg, 0.850%, 1/7/09 (a)	41,200,000

9,400,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York, 0.950%,
	1/7/09 (a)	9,400,000
27,040,000	TECP LOC Fortis Bank SA/NV, LOC Dexia Credit Local, LOC Societe General,
	LOC State Street Bank & Trust, 1.750% due 4/7/09	27,040,000
3,225,000	Water Revenue, LOC-State Street Bank & Trust Co., 1.050%, 1/2/09 (a)	3,225,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 0.950%, 1/7/09 (a)	1,000,000
17,500,000	GO, Sales TAN, 3.000% due 8/3/09	17,642,287
	IDR:
1,500,000	Kenneth Properties Project, LOC-LaSalle Bank, 1.450%, 1/2/09
	(a)(b)	1,500,000
1,705,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 1.450%, 1/2/09
	(a)(b)	1,705,000
7,440,000	Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank,
	2.750%, 1/2/09 (a)	7,440,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 0.900%, 1/7/09 (a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 1.450%, 1/2/09
	(a)(b)	5,000,000
2,000,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 1.450%, 1/2/09
	(a)(b)	2,000,000
2,810,000	Six West Hubbard Street, LOC-LaSalle Bank, 1.750%, 1/2/09 (a)(b)	2,810,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 1.200%, 1/2/09
	(a)	4,500,000
1,000,000	PCR, Amoco Oil Co. Project, 1.100%, 1/2/09 (a)	1,000,000
3,680,000	Xavier University Project, LOC-LaSalle Bank, 1.200%, 1/2/09 (a)	3,680,000
	Illinois Finance Authority Revenue:
275,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank, 1.500%,
	1/2/09 (a)	275,000
2,100,000	Central Dupage Health, SPA-JPMorgan Chase, 1.250%, 1/2/09 (a)	2,100,000
20,000,000	Central Dupage, LIQ-JPMorgan Chase, 1.100%, 1/2/09 (a)	20,000,000
8,000,000	Chicago Symphony Orchestra, LOC-RBS Citizens N.A., 1.000%, 1/2/09
	(a)	8,000,000
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 1.200%,
	1/2/09 (a)	7,300,000
7,320,000	GO, Latin School Project, LOC-JPMorgan Chase, 1.150%, 1/2/09 (a)	7,320,000
9,000,000	Illinois College, LOC-U.S. Bank, 1.200%, 1/2/09 (a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co., 0.900%,
	1/7/09 (a)	4,000,000
19,305,000	Landing at Plymouth Place, LOC-LaSalle Bank, 1.100%, 1/2/09 (a)	19,305,000
5,200,000	Latin School Project, LOC-JPMorgan Chase, 1.150%, 1/2/09 (a)	5,200,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Illinois — 3.8% (continued)
$5,700,000	Northwest Community Hospital, LOC-Wells Fargo Bank N.A., 0.750%,
	1/2/09 (a)	$5,700,000
7,000,000	Northwestern Memorial Hospital, 1.050%, 1/2/09 (a)	7,000,000
400,000	OSF Healthcare System, LOC-Wachovia Bank N.A., 1.820%, 1/2/09 (a)	400,000
1,000,000	Resurrection Health, LOC-JPMorgan Chase, 1.820%, 1/2/09 (a)	1,000,000
6,010,000	Smith Village Project, LOC-LaSalle Bank, 1.120%, 1/2/09 (a)	6,010,000
46,350,000	The Clare at Water Project, LOC-LaSalle Bank, 1.100%, 1/2/09 (a)	46,350,000
4,605,000	Uhlich Children's Advantage, LOC-JPMorgan Chase, 1.380%, 1/2/09 (a)	4,605,000
5,050,000	Wesleyan University, LOC-Northern Trust Co., 0.850%, 1/2/09 (a)	5,050,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 0.800%, 1/7/09 (a)	8,300,000
9,500,000	LOC-Harris Trust & Savings Bank, 0.800%, 1/7/09 (a)	9,500,000
	Illinois Health Facilities Authority:
10,795,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 1.400%, 1/2/09 (a)	10,795,000
1,150,000	Swedish Covenant Hospital, LOC-LaSalle Bank, 0.600%, 1/7/09 (a)	1,150,000
	Illinois Housing Development Authority, Revenue:
2,100,000	Homeowner Mortgage, SPA-State Street Bank & Trust Co., 1.049%,
	1/7/09 (a)(b)	2,100,000
4,010,000	MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.,
	1.580%, 1/2/09 (a)(b)	4,010,000
2,580,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle
	Bank N.A., 1.450%, 1/2/09 (a)(b)	2,580,000
1,040,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank,
	1.450%, 1/2/09 (a)(b)	1,040,000
4,085,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank,
	1.450%, 1/2/09 (a)(b)	4,085,000
10,810,000	Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank,
	2.200%, 1/7/09 (a)	10,810,000
	Total Illinois	377,132,287
Indiana — 2.3%
4,115,000	Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank
	NV, 1.100%, 1/2/09 (a)	4,115,000
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-
	JPMorgan Chase, 2.810%, 1/2/09 (a)	7,550,000
	Indiana Finance Authority Health System Revenue, Sisters of St. Francis:
	LOC- JPMorgan Chase:
10,000,000	0.950%, 1/2/09 (a)	10,000,000
5,000,000	1.050%, 1/2/09 (a)	5,000,000
3,600,000	LOC-Wells Fargo Bank N.A., 0.670%, 1/7/09 (a)	3,600,000
15,000,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc.,
	LOC-Branch Banking & Trust, 0.950%, 1/7/09 (a)	15,000,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New Holland
	Dairy Leasing, LOC-LaSalle Bank N.A., 1.470%, 1/2/09 (a)(b)	3,200,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
	Clarian Health Partners Inc., LOC-Branch Banking & Trust:
9,000,000	0.650%, 1/7/09 (a)	9,000,000
8,980,000	0.680%, 1/7/09 (a)	8,980,000
6,920,000	Refunding, Community Village Hartsfield, LOC-Harris N.A., 1.100%,
	1/2/09 (a)	6,920,000
	Indiana Health Facilities Financing Authority:
11,820,000	Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third
	Bank, 2.750%, 1/2/09 (a)	11,820,000
8,600,000	Revenue, Franciscan Eldercare Project, LOC-LaSalle Bank, 1.100%,
	1/2/09 (a)	8,600,000
	Indiana State Finance Authority Revenue, Lease Appropriation:
10,800,000	1.300%, 1/2/09 (a)	10,800,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Indiana — 2.3% (continued)
$11,700,000	2.500%, 1/2/09 (a)	$11,700,000
33,000,000	SPA-Dexia Credit Local, Bank of New York, RBS Citizens, 1.300%,
	1/2/09 (a)	33,000,000
8,000,000	SPA-JPMorgan Chase, Dexia Credit Local, 1.600%, 1/2/09 (a)	8,000,000
10,000,000	SPA-RBS Citizens N.A., Bank of New York Mellon, JPMorgan Chase,
	1.050%, 1/2/09 (a)	10,000,000
	Lawrenceburg, IN, PCR, Indiana Michigan Power Co.:
6,500,000	LOC-JPMorgan Chase, 1.250%, 1/2/09 (a)	6,500,000
8,400,000	Project, LOC-Royal Bank of Scotland, 1.100%, 1/2/09 (a)	8,400,000
	Purdue University Revenue:
11,000,000	Student Facilities Systems, 0.350%, 1/7/09 (a)	11,000,000
5,150,000	Student Fee, 0.550%, 1/7/09 (a)	5,150,000
32,000,000	Whiting, IN, Environmental Facilities, TECP BP Amaco PLC, 1.150% due 6/1/09	32,000,000
	Total Indiana	230,335,000
Iowa — 1.4%
865,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank
	N.A., 1.150%, 1/2/09 (a)	865,000
	Iowa Finance Authority:
	Health Facilities Revenue:
14,000,000	Iowa Health Systems, LIQ-Landesbank Baden-Wuerttemburg,
	2.000%, 1/7/09 (a)	14,000,000
9,100,000	Iowa Health, LIQ-U.S. Bank N.A., 0.950%, 1/7/09 (a)	9,100,000
	MFH Revenue:
7,000,000	Windsor on the River LLC, LOC-Wells Fargo Bank N.A., 1.390%,
	1/2/09 (a)(b)	7,000,000
	SPA-Dexia Credit Local:
7,300,000	4.000%, 1/2/09 (a)(b)	7,300,000
6,500,000	4.000%, 1/2/09 (a)(b)	6,500,000
34,500,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern
	Trust, 0.950%, 1/2/09 (a)	34,500,000
15,000,000	Single-Family Mortgage Bonds, SPA-Depfa Bank PLC, 8.000%, 1/2/09
	(a)(b)	15,000,000
13,615,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB, 2.000%, 1/2/09
	(a)(b)	13,615,000
6,000,000	Wesley Retirement Services Inc. Project, LOC-Wells Fargo Bank,
	1.100%, 1/2/09 (a)	6,000,000
21,000,000	Iowa State School Cash Anticipation Program, Iowa School Corps, FSA,
	3.750% due 1/23/09	21,017,499
	Total Iowa	134,897,499
Kansas — 0.7%
	Kansas State Department of Transportation Highway Revenue:
1,325,000	0.450%, 1/7/09 (a)	1,325,000
46,805,000	LIQ-Dexia Credit Local, 2.300%, 1/7/09 (a)	46,805,000
13,000,000	SPA-Wachovia Bank N.A., 1.500%, 1/2/09 (a)	13,000,000
6,370,000	Kansas State Development Finance Authority, Hospital Revenue, Adventist
	Health, Sunbelt, LOC-SunTrust Bank, 1.400%, 1/2/09 (a)	6,370,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 1.350%, 1/2/09 (a)	4,500,000
	Total Kansas	72,000,000
Kentucky — 0.9%
8,025,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-
	Branch Banking & Trust, 1.400%, 1/2/09 (a)(b)	8,025,000
8,345,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of
	Counties Leasing Trust, LOC-U.S. Bank N.A., 0.700%, 1/7/09 (a)	8,345,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Kentucky — 0.9% (continued)
$7,700,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project,
	LOC-Bank of America N.A., 0.890%, 1/7/09 (a)(b)	$7,700,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	1.200%, 1/7/09 (a)	8,000,000
10,680,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
	College Project, LOC-Fifth Third Bank, 2.750%, 1/2/09 (a)	10,680,000
3,000,000	Kentucky Economic Development Finance Authority, Industrial Building
	Revenue, Republic Services Inc. Project, LOC-Bank of America N.A.,
	1.300%, 1/2/09 (a)(b)	3,000,000
	Kentucky Housing Corp., Housing Revenue:
14,500,000	0.900%, 1/7/09 (a)(b)	14,500,000
	SPA-Kentucky Housing Corp.:
3,285,000	1.350%, 1/2/09 (a)(b)	3,285,000
2,000,000	0.900%, 1/7/09 (a)(b)	2,000,000
5,000,000	Trimble County, KY, Association of Counties Leasing Trust, Lease Program
	Revenue, LOC-U.S. Bank N.A., 1.100%, 1/2/09 (a)	5,000,000
22,185,000	Williamsburg, KY, Educational Building Revenue, Refunding &
	Improvement Cumberland Project, LOC-Fifth Third Bank, 2.750%, 1/2/09
	(a)(c)	22,185,000
	Total Kentucky	92,720,000
Louisiana — 0.6%
4,000,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 0.950%, 1/7/09 (a)(b)	4,000,000
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank, 1.330%, 1/2/09
	(a)	11,520,000
21,000,000	Louisiana PFA Hospital Revenue, Franciscan Missionaries, LOC-Allied Irish
	Banks PLC, 1.050%, 1/2/09 (a)	21,000,000
18,205,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, LOC-
	JPMorgan Chase, 0.850%, 1/7/09 (a)	18,205,000
	Total Louisiana	54,725,000
Maine — 0.2%
2,380,000	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project, LOC-
	Bank of America, 1.450%, 1/2/09 (a)(b)	2,380,000
15,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 1.700%, 1/2/09 (a)	15,000,000
	Total Maine	17,380,000
Maryland — 4.6%
	Baltimore County, MD:
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America, 1.450%,
	1/2/09 (a)(b)	3,020,000
49,100,000	Public Improvements, TECP SPA BNP Paribas, BAN, 0.900% due 4/1/09	49,100,000
27,200,000	TECP SPA BNP Paribas, 1.570% due 2/10/09	27,200,000
7,000,000	Chestertown, MD, Economic Development Project Revenue, Washington
	College, LOC-RBS Citizens N.A., 1.220%, 1/2/09 (a)	7,000,000
	Howard County, MD, Public Improvements, TECP, BAN SPA State Street Bank:
21,500,000	1.200% due 2/12/09	21,500,000
8,000,000	0.800% due 3/9/09	8,000,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 0.850%,
	1/7/09 (a)	1,530,000
	Maryland State Economic Development Corp.:
	EDR:
1,730,000	Academy of Sciences Project, LOC-Bank of America N.A., 1.200%,
	1/2/09 (a)	1,730,000
4,245,000	Catholic Relief Services Facility, LOC-Bank of America N.A.,
	1.200%, 1/2/09 (a)	4,245,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Maryland — 4.6% (continued)
	Revenue:
$850,000	Goodwill Industries International Inc., LOC-SunTrust Bank, 0.850%,
	1/7/09 (a)	$850,000
5,335,000	Your Public Radio Corp. Project, LOC-PNC Bank, 1.080%, 1/2/09
	(a)	5,335,000
	Maryland State Health & Higher EFA Revenue:
2,500,000	Annapolis Life Care, LOC-Citizens Bank of Pennsylvania, 2.000%,
	1/2/09 (a)	2,500,000
8,100,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 1.080%, 1/2/09
	(a)	8,100,000
21,900,000	Charlestown Community, LOC-Bank of America, 0.750%, 1/7/09 (a)	21,900,000
8,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.950%,
	1/7/09 (a)	8,000,000
2,625,000	Gaudenzia Foundation, LOC-PNC Bank, 1.080%, 1/2/09 (a)	2,625,000
500,000	Gilman School, LOC-SunTrust Bank, 0.800%, 1/7/09 (a)	500,000
19,865,000	Holton-Arms School, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	19,865,000
	Johns Hopkins University:
1,000,000	Loyola College Maryland, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	1,000,000
9,120,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank,
	0.850%, 1/7/09 (a)	9,120,000
2,000,000	Keswick Multi-Care Center, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	2,000,000
7,000,000	Suburban Hospital, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	7,000,000
	University of Maryland Medical System:
535,000	LOC-Bank of America N.A., 1.150%, 1/2/09 (a)	535,000
7,000,000	LOC-Citizens Bank of Pennsylvania, 1.150%, 1/2/09 (a)	7,000,000
5,000,000	LOC-PNC Bank N.A., 1.080%, 1/2/09 (a)	5,000,000
20,600,000	LOC-SunTrust Bank, 1.100%, 1/2/09 (a)	20,600,000
	Maryland State Health & Higher EFA, TECP:
21,216,000	SPA Bank of America 1.150% due 3/10/09	21,216,000
	Johns Hopkins University:
22,765,000	1.000% due 3/9/09	22,765,000
7,613,000	1.150% due 3/12/09	7,613,000
13,900,000	0.600% due 4/6/09	13,900,000
2,565,000	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore
	Convention, SPA-Bank of New York, 0.800%, 1/2/09 (a)	2,565,000
	Maryland State Stadium Authority Sports Facilities Lease:
66,340,000	LIQ-Bank of America, 3.000%, 1/7/09 (a)(b)	66,340,000
6,940,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	2.150%, 1/2/09 (a)	6,940,000
	Montgomery County, MD:
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
	1.200%, 1/2/09 (a)	5,570,000
5,800,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local, 1.300%,
	1/2/09 (a)	5,800,000
8,250,000	Housing Opportunities Commission Revenue, FHA, 2.000% due 1/1/10	8,328,109
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 0.850%, 1/7/09
	(a)	1,000,000
	Prince Georges County, MD:
13,900,000	MFH, Allentowne Apartments Project, LOC-Wachovia Bank, 2.250%,
	1/2/09 (a)(b)	13,900,000
18,660,000	Revenue, Refunding, Collington Episcopal Life Care Community Inc.,
	LOC-LaSalle Bank N.A., 1.100%, 1/2/09 (a)	18,660,000
10,000,000	Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank
	Hessen-Thuringen, 0.780%, 1/7/09 (a)	10,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Maryland — 4.6% (continued)
$4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project,
	LOC-Bank of America N.A., 1.450%, 1/2/09 (a)(b)	$4,900,000
	Total Maryland	454,752,109
Massachusetts — 6.4%
22,000,000	Commonwealth of Massachusetts, GO, TECP SPA BNP Paribas, 1.000% due 3/12/09	22,000,000
	Massachusetts Health & Education University Revenue, TECP, Harvard
	University:
45,000,000	0.500% due 4/7/09	45,000,000
20,535,000	0.550% due 5/7/09	20,535,000
	Massachusetts Health & Education, TECP, Harvard University:
50,000,000	0.450% due 1/15/09	50,000,000
16,900,000	0.400% due 1/23/09	16,900,000
	Massachusetts School Building Authority, TECP:
38,500,000	LOC Bank of Nova Scotia 0.770% due 3/9/09	38,500,000
45,500,000	LOC Bank of Nova Scotia 1.120% due 3/10/09	45,500,000
	Massachusetts State DFA Revenue:
	Boston University:
13,500,000	LOC-Bank of Nova Scotia, 0.850%, 1/2/09 (a)	13,500,000
10,000,000	LOC-Bank of Nova Scotia, 0.650%, 1/2/09 (a)	10,000,000
5,000,000	LOC-BNP Paribas, 0.650%, 1/2/09 (a)	5,000,000
3,915,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 1.050%, 1/2/09 (a)	3,915,000
975,000	Chestnut Hill School, LOC-Citizens Bank, 0.550%, 1/7/09 (a)	975,000
1,560,000	Community Resources For Justice, LOC-Citizens Bank of MA, 1.150%,
	1/2/09 (a)	1,560,000
	Harvard University:
700,000	0.500%, 1/2/09 (a)	700,000
52,300,000	0.700%, 1/2/09 (a)	52,300,000
20,500,000	0.750%, 1/2/09 (a)	20,500,000
5,995,000	Lasell College, LOC-Citizens Bank of MA, 1.200%, 1/2/09 (a)	5,995,000
5,405,000	Refunding, Wentworth Institute of Technology, LOC-JPMorgan Chase,
	1.370%, 1/2/09 (a)	5,405,000
6,742,000	Smith College Project, 0.750%, 1/2/09 (a)	6,742,000
3,500,000	St. Mark's School, LOC-Bank of America, 1.250%, 1/2/09 (a)	3,500,000
	Massachusetts State HEFA, Revenue:
2,000,000	Amherst College, 0.750%, 1/2/09 (a)	2,000,000
200,000	Bentley College, LOC-Bank of America, 0.650%, 1/7/09 (a)	200,000
9,700,000	Boston University, LOC-State Street Bank & Trust Co., 0.500%, 1/7/09
	(a)	9,700,000
	Capital Asset Program:
	LOC-Bank of America:
8,900,000	1.100%, 1/2/09 (a)	8,900,000
170,000	1.100%, 1/2/09 (a)	170,000
5,250,000	LOC-Bank of MA, 1.100%, 1/2/09 (a)	5,250,000
7,135,000	LOC-Citizens Bank, 1.100%, 1/2/09 (a)	7,135,000
3,300,000	LOC-Citizens Bank of MA, 1.100%, 1/2/09 (a)	3,300,000
2,000,000	Dana-Farber Cancer Institution, LOC-Bank of America N.A., 0.700%,
	1/2/09 (a)	2,000,000
	Museum of Fine Arts, SPA-Bank of America N.A:
33,300,000	0.900%, 1/2/09 (a)	33,300,000
6,000,000	0.800%, 1/2/09 (a)	6,000,000
28,500,000	Partners Healthcare Systems, 0.800%, 1/2/09 (a)	28,500,000
	Pool Loan Program, LOC-Citizens Bank:
14,905,000	1.100%, 1/2/09 (a)	14,905,000
3,350,000	1.100%, 1/2/09 (a)	3,350,000
25,100,000	Northeastern University, LOC-JPMorgan Chase, 0.700%, 1/2/09 (a)	25,100,000
2,700,000	Refunding, Harvard University Project, 0.700%, 1/2/09 (a)	2,700,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Massachusetts — 6.4% (continued)
	Suffolk University:
$16,500,000	1.480%, 1/2/09 (a)	$16,500,000
6,050,000	LOC-JPMorgan Chase, 1.370%, 1/2/09 (a)	6,050,000
14,000,000	LOC-TD Bank N.A., 1.430%, 1/2/09 (a)	14,000,000
2,900,000	Wellesley College, 0.750%, 1/2/09 (a)	2,900,000
	Williams College:
1,250,000	0.080%, 1/2/09 (a)	1,250,000
3,350,000	0.450%, 1/7/09 (a)	3,350,000
19,990,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB
	Bank PLC, 1.400%, 1/2/09 (a)(b)	19,990,000
	Massachusetts State Water Resources Authority:
1,800,000	Multi-Modal, Refunding, Subordinated, LOC-Landesbank Hessen-
	Thuringen, 0.900%, 1/2/09 (a)	1,800,000
9,800,000	SPA-JPMorgan Chase, 0.850%, 1/2/09 (a)	9,800,000
	Massachusetts State, GO:
14,000,000	Consolidated Loan, SPA-Dexia Credit Local, 1.200%, 1/2/09 (a)	14,000,000
5,235,000	Refunding, FSA, 5.250% due 1/1/09	5,235,000
9,100,000	Refunding, SPA-Landesbank Hessen-Thuringen, 1.050%, 1/2/09 (a)	9,100,000
100,000	SPA-Landesbank Hessen-Thuringen, 0.800%, 1/2/09 (a)	100,000
11,364,500	New Bedford, MA, GO, BAN, 2.500% due 2/13/09	11,383,855
	Total Massachusetts	636,495,855
Michigan — 0.8%
5,300,000	Detroit, MI, Sewer Disposal Revenue, Refunding, FSA, LIQ-Dexia Credit
	Local, 5.000%, 1/2/09 (a)	5,300,000
13,600,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin,
	LOC-JPMorgan Chase, 2.810%, 1/2/09 (a)	13,600,000
610,000	Michigan State HDA, FSA, LIQ-Dexia Credit Local, 4.750%, 1/7/09 (a)(b)	610,000
7,000,000	Michigan State Hospital Finance Authority Revenue, Ltd. Obligation
	Radiation, LOC-Fifth Third Bank, 2.750%, 1/2/09 (a)	7,000,000
5,200,000	Michigan State HDA Ltd. Obligation Revenue, Jas Nonprofit Housing Corp.
	VI, LOC-Bank One Michigan, 1.150%, 1/2/09 (a)	5,200,000
5,155,000	Michigan State Strategic Fund, Limited Obligation Revenue, Transnav
	Technologies Inc., LOC-LaSalle Bank Midwest, 1.470%, 1/2/09 (a)(b)	5,155,000
2,945,000	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen,
	0.700%, 1/7/09 (a)	2,945,000
2,400,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 1.150%, 1/2/09 (a)	2,400,000
10,700,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 0.750%,
	1/7/09 (a)	10,700,000
	University of Michigan, Revenue:
5,600,000	0.820%, 1/2/09 (a)	5,600,000
	Hospital:
4,230,000	0.800%, 1/2/09 (a)	4,230,000
6,900,000	0.800%, 1/2/09 (a)	6,900,000
1,400,000	1.350%, 1/2/09 (a)	1,400,000
3,000,000	Medical Services Plan, 0.650%, 1/7/09 (a)	3,000,000
	Total Michigan	74,040,000
Minnesota — 1.3%
	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services,
	LOC-Wells Fargo Bank N.A.:
5,800,000	0.660%, 1/7/09 (a)	5,800,000
2,300,000	0.750%, 1/7/09 (a)	2,300,000
8,790,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	1.050%, 1/2/09 (a)	8,790,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Minnesota — 1.3% (continued)
	Minnesota State Housing Finance Agency:
	Residential Housing Finance, SPA-Lloyds TSB Bank PLC:
$2,000,000	1.250%, 1/2/09 (a)(b)	2,000,000
44,645,000	1.250%, 1/2/09 (a)(b)	44,645,000
	Residential Housing:
28,880,000	GO of Agency, SPA-Lloyds TSB Bank PLC, 1.300%, 1/2/09 (a)(b)	28,880,000
	SPA-Lloyds TSB Bank PLC:
6,000,000	1.250%, 1/2/09 (a)(b)	6,000,000
6,855,000	1.250%, 1/2/09 (a)(b)	6,855,000
	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic:
6,250,000	SPA-Northern Trust Co., 0.640%, 1/7/09 (a)	6,250,000
10,000,000	SPA-Wells Fargo Bank N.A., 0.640%, 1/7/09 (a)	10,000,000
	St. Cloud, MN, Health Care Revenue, Centracare Health Systems:
400,000	SPA-Bank of Nova Scotia, 1.230%, 1/2/09 (a)	400,000
7,780,000	SPA-JPMorgan Chase, 1.230%, 1/2/09 (a)	7,780,000
1,960,000	University of Minnesota, SPA-Landesbank Hessen-Thuringen, 0.550%,
	1/7/09 (a)	1,960,000
	Total Minnesota	131,660,000
Mississippi — 1.7%
10,400,000	Jackson County, MS, PCR, Chevron U.S.A. Inc. Project, 1.000%, 1/2/09 (a)	10,400,000
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
6,650,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 0.850%,
	1/7/09 (a)	6,650,000
33,750,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,
	0.850%, 1/7/09 (a)	33,750,000
900,000	IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.,
	1.450%, 1/2/09 (a)(b)	900,000
88,000,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-
	Dexia Credit Local, 3.400%, 1/2/09 (a)	88,000,000
	Mississippi Medical Center Educational Building Corp. Revenue:
13,965,000	Adult Hospital Project, SPA-KBC Bank N.V., 1.200%, 1/2/09 (a)	13,965,000
14,375,000	University of Mississippi Medical Center, SPA-KBC Bank N.V.,
	1.150%, 1/2/09 (a)	14,375,000
	Total Mississippi	168,040,000
Missouri — 0.4%
6,800,000	Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC
	Bank NV, 1.100%, 1/2/09 (a)	6,800,000
5,050,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 1.350%, 1/2/09
	(a)	5,050,000
	Missouri State HEFA Revenue:
16,700,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,
	1.150%, 1/2/09 (a)	16,700,000
560,000	St. Francis Medical Center, LOC-Bank of America N.A., 1.380%, 1/2/09
	(a)	560,000
400,000	St. Louis University, LOC-Wells Fargo Bank N.A., 1.100%, 1/2/09 (a)	400,000
6,355,000	Washington University, SPA-Dexia Credit Local, 1.300%, 1/2/09 (a)	6,355,000
1,200,000	Missouri State Highways & Transit Commission, State Road Revenue, Multi-
	Modal, Third Lien, LOC-State Street Bank & Trust, 0.350%, 1/7/09 (a)	1,200,000
	Total Missouri	37,065,000
Montana — 0.0%
695,000	Montana State Board of Regents, Higher Education Revenue, Montana State
	University Facilities Improvement, LOC-Wachovia Bank N.A., 0.900%,
	1/2/09 (a)	695,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Nebraska — 0.7%
	American Public Energy Agency, NE, Gas Supply Revenue:
$11,102,000	National Public Gas Agency Project, SPA-Societe Generale, 1.200%,
	1/2/09 (a)	$11,102,000
10,000,000	National Public Gas Agency, SPA-Societe Generale, 1.400%, 1/2/09 (a)	10,000,000
6,500,000	Nebraska Educational Finance Authority Revenue, Creighton University
	Projects, LOC-JPMorgan Chase, 1.100%, 1/2/09 (a)	6,500,000
10,000,000	Nebraska Investment Finance Authority, Multi-Family Revenue, Housing
	Irvington Heights, LOC-Citibank N.A., 1.230%, 1/2/09 (a)(b)	10,000,000
31,300,000	Nebraska Public Power District, TECP SPA Bank of Nova Scotia, 1.100% due 3/12/09	31,300,000
	Total Nebraska	68,902,000
Nevada — 1.7%
	Carson City, NV, Hospital Revenue:
9,100,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 1.100%, 1/2/09
	(a)	9,100,000
29,275,000	Tahoe Hospital Project, LOC-U.S. Bank, 1.100%, 1/2/09 (a)	29,275,000
9,265,000	Clark County School District, FSA, SPA-State Street Bank & Trust Co.,
	1.150%, 1/2/09 (a)	9,265,000
	Clark County, NV:
6,500,000	Airport Revenue, LOC-Landesbank Baden-Wurttemberg, 0.850%, 1/7/09
	(a)	6,500,000
7,000,000	TECP LOC Bank of America, 1.800% due 2/3/09	7,000,000
21,500,000	Director State of Nevada, Department of Business & Industry PCR, Barrick
	Goldstrike Mines, LOC- Royal Bank of Canada, 0.900%, 1/7/09 (a)(b)	21,500,000
	Las Vegas Valley, NV, Water District:
3,000,000	GO, Water Improvement, SPA-Dexia Credit Local, 3.100%, 1/2/09 (a)	3,000,000
	TECP:
23,700,000	LOC BNP Paribas 1.800% due 2/3/09	23,700,000
30,000,000	LOC Lloyds Bank Plc 1.680% due 3/3/09	30,000,000
1,300,000	Water Improvement, SPA-Dexia Credit Local, 1.100%, 1/2/09 (a)	1,300,000
5,700,000	Nevada Housing Division, Multi-Family Unit Housing, Mesquite Apartments
	B, 0.950%, 1/7/09 (a)(b)	5,700,000
	Tuckee Meadows, NV, Water Authority, TECP LOC Lloyds Bank Plc:
5,950,000	1.800% due 2/3/09	5,950,000
10,250,000	1.850% due 3/2/09	10,250,000
7,157,000	0.870% due 3/9/09	7,157,000
	Total Nevada	169,697,000
New Hampshire — 0.7%
	New Hampshire HEFA Revenue:
11,930,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 1.150%,
	1/2/09 (a)	11,930,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase, 1.320%, 1/2/09 (a)	25,000,000
14,000,000	Refunding, Dartmouth College, SPA-JPMorgan Chase, 0.750%, 1/2/09
	(a)	14,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 1.500%, 1/2/09 (a)(b)	14,000,000
1,600,000	Luminescent Systems Inc., LOC-HSBC Holding PLC, 1.700%, 1/7/09
	(a)(b)	1,600,000
400,000	New Hampshire State, HEFA Revenue, Dartmouth College Issued, 0.600%,
	1/7/09 (a)	400,000
	Total New Hampshire	66,930,000
New Jersey — 1.3%
30,200,000	Burlington County, NJ, GO, BAN, 2.000% due 12/23/09	30,455,586
9,000,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Banknorth N.A., 1.200%, 1/2/09 (a)	9,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
New Jersey — 1.3% (continued)
$1,000,000	Gloucester County, NJ, Industrial Pollution Control Financing Authority
	Revenue, Refunding Pollution Control Exxonmobil, 0.710%, 1/2/09 (a)	$1,000,000
8,666,000	Millburn Township, NJ, GO, BAN, 2.500% due 2/10/09	8,673,247
4,905,000	New Jersey Building Authority, State Building Revenue, LOC- Bank of New
	York, 0.400%, 1/7/09 (a)	4,905,000
2,410,000	New Jersey EDA Revenue, School Facilities Construction Subordinated,
	LOC-Bank of Nova Scotia, LOC-Lloyds TSB Bank PLC, 0.850%, 1/2/09 (a)	2,410,000
	New Jersey Health Care Facilities Financing Authority Revenue:
375,000	LOC-Wachovia Bank N.A., 1.880%, 1/2/09 (a)	375,000
2,150,000	Meridian Health Systems, LOC-JPMorgan Chase, 0.600%, 1/2/09 (a)	2,150,000
5,700,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit
	Local, 3.500%, 1/7/09 (a)	5,700,000
66,566,000	Newark, NJ, GO, BAN, 3.000% due 1/23/09	66,586,490
210,000	Union County, NJ, Industrial, Revenue Pollution Control Financing Authority,
	Refunding Exxon Mobil Corp., 0.710%, 1/2/09 (a)	210,000
	Total New Jersey	131,465,323
New Mexico — 0.5%
10,465,000	Alamogordo, NM, Hospital Revenue, Refunding & Improvement, Gerald
	Regional, LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	10,465,000
7,000,000	New Mexico Educational Assistance Foundation, Education Loan, 4.950%
	due 3/1/09 (b)	7,036,349
	New Mexico Finance Authority, State Transportation Revenue:
10,300,000	LOC-State Street Bank & Trust Co., 0.750%, 1/2/09 (a)	10,300,000
	LOC-UBS AG:
8,000,000	0.750%, 1/2/09 (a)	8,000,000
12,000,000	1.150%, 1/2/09 (a)	12,000,000
	Total New Mexico	47,801,349
New York — 4.0%
	MTA, NY:
10,100,000	Dedicated Tax Fund, LOC-Lloyds TSB Bank PLC, 1.050%, 1/2/09 (a)	10,100,000
	Revenue:
10,300,000	Dedicated Tax, FSA, SPA-Dexia Credit Local, 3.500%, 1/2/09 (a)	10,300,000
18,000,000	Transportation, LOC-Landesbank Hessen-Thuringen, 1.150%, 1/2/09
	(a)	18,000,000
60,000,000	TECP LOC ABN Amro, 1.250% due 2/25/09	60,000,000
	New York City, NY:
	GO:
1,800,000	LOC-Allied Irish Bank PLC, 1.050%, 1/2/09 (a)	1,800,000
2,200,000	LOC-Bank Of New York, 0.610%, 1/7/09 (a)	2,200,000
300,000	LOC-JPMorgan Chase, 0.830%, 1/2/09 (a)	300,000
2,800,000	LOC-Landesbank Hessen-Thuringen, 1.100%, 1/2/09 (a)	2,800,000
32,700,000	LOC-Royal Bank of Scotland, 1.050%, 1/2/09 (a)	32,700,000
5,400,000	SPA-KBC Bank NV, 0.750%, 1/2/09 (a)	5,400,000
	Subordinated:
10,000,000	FSA, SPA-Dexia Credit Local, 1.150%, 1/2/09 (a)	10,000,000
	LOC-Bank of New York:
2,200,000	1.000%, 1/2/09 (a)	2,200,000
12,800,000	0.690%, 1/7/09 (a)	12,800,000
6,595,000	LOC-Bank of Nova Scotia, 0.650%, 1/7/09 (a)	6,595,000
2,000,000	LOC-JPMorgan Chase, 0.650%, 1/7/09 (a)	2,000,000
4,500,000	LOC-Royal Bank of Scotland, 0.850%, 1/2/09 (a)	4,500,000
700,000	MBIA, SPA-Wachovia Bank, 2.000%, 1/2/09 (a)	700,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

	Face
	Amount	Security	Value
New York — 4.0% (continued)
		HDC:
$	$ 1,000,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
		Citibank N.A., 0.750%, 1/7/09 (a)(b)	$1,000,000
	14,000,000	Multi-Family Mortgage Revenue, Las Casas Development, LOC-
		Bank of America N.A., 0.900%, 1/7/09 (a)(b)	14,000,000
		IDA, 1 Bryant Park LLC:
	5,900,000	LOC-Bank of America N.A., Bank of New York, GIC-Bayerische
		Landesbank, 0.950%, 1/2/09 (a)	5,900,000
	5,900,000	LOC-Bank of America N.A., Citibank, GIC-Bayerische Landesbank,
		0.700%, 1/7/09 (a)	5,900,000
	12,500,000	LIQ-Wachovia Bank N.A., 0.800%, 1/2/09 (a)	12,500,000
	100,000	MFA Water & Sewer System Revenue, Second General Resolution,
		Fiscal 2008, SPA-Fortis Bank SA, 0.800%, 1/2/09 (a)	100,000
		Municipal Water Finance Authority:
	17,500,000	SPA-Dexia Credit Local, 1.620%, 1/2/09 (a)	17,500,000
		Water & Sewer System Revenue:
	1,900,000	SPA-JPMorgan Chase, 0.700%, 1/2/09 (a)	1,900,000
	5,200,000	SPA-Lloyds TSB Bank PLC, 1.050%, 1/2/09 (a)	5,200,000
	2,000,000	Subordinated, SPA-Dexia Credit Local, 2.500%, 1/2/09 (a)	2,000,000
		TFA:
	4,550,000	Future Tax Secured, Revenue, SPA-Dexia Credit Local, 2.150%,
		1/7/09 (a)	4,550,000
	3,200,000	New York City Recovery Project Revenue, Subordinated, LIQ-
		Bayerische Landesbank, 1.050%, 1/2/09 (a)	3,200,000
		Trust for Cultural Resources Revenue, Lincoln Center for the Performing
		Arts Inc., LOC-Bank of America N.A.:
	2,300,000	0.950%, 1/2/09 (a)	2,300,000
	3,800,000	1.300%, 1/2/09 (a)	3,800,000
		New York State Dormitory Authority Revenue:
	7,800,000	Non-State Supported Debt, University of Rochester, LOC-JPMorgan
		Chase, 0.750%, 1/7/09 (a)	7,800,000
	10,700,000	State Supported Debt, University of Rochester, LOC-JPMorgan Chase,
		1.050%, 1/2/09 (a)	10,700,000
		New York State Housing Finance Agency:
	7,500,000	Historic Front Street, LOC-Bank of New York, 0.700%, 1/7/09 (a)	7,500,000
		Revenue:
	4,500,000	350 West 43rd Street, Housing, Landesbank Hessen-Thuringen,
		0.920%, 1/7/09 (a)(b)	4,500,000
	43,600,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.800%,
		1/7/09 (a)(b)	43,600,000
	15,200,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,
		0.700%, 1/7/09 (a)	15,200,000
	13,000,000	New York State Power Authority, TECP, 0.820% due 1/13/09	13,000,000
	1,700,000	New York State Urban Development Corp., SVC Contract, LOC-TD
		Banknorth N.A., 0.950%, 1/2/09 (a)	1,700,000
		Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
	14,500,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 2.000%, 1/7/09 (a)	14,500,000
	8,800,000	SPA-ABN AMRO Bank N.V., 0.750%, 1/2/09 (a)	8,800,000
	9,200,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 1.200%, 1/2/09 (a)	9,200,000
		Total New York	398,745,000
North Carolina — 2.3%
		Board of Governors University, NC, TECP:
	6,700,000	0.750% due 5/7/09	6,700,000
	45,287,000	1.000% due 3/11/09	45,287,000
	2,480,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A.,
		1.200%, 1/2/09 (a)	2,480,000
	5,500,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 3.400%, 1/2/09 (a)	5,500,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
North Carolina — 2.3% (continued)
$1,775,000	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
	1.750%, 1/2/09 (a)	$1,775,000
	North Carolina Capital Facilities Finance Agency:
	Educational Facilities Revenue:
2,100,000	Duke School For Children, LOC-Bank of America, 1.200%, 1/2/09
	(a)	2,100,000
4,500,000	High Point University Project, LOC-Branch Banking & Trust,
	1.250%, 1/2/09 (a)	4,500,000
6,165,000	Shaw University, LOC-Bank of America, 1.200%, 1/2/09 (a)	6,165,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust,
	1.250%, 1/2/09 (a)	3,000,000
15,000,000	Recreational Facilities Revenue, YMCA Guarantee Charlotte Project,
	LOC-Wachovia Bank N.A., 1.450%, 1/2/09 (a)	15,000,000
5,215,000	Revenue, Elon University, LOC-Bank of America N.A., 0.800%, 1/7/09
	(a)	5,215,000
	North Carolina HFA, Home Ownership:
1,500,000	1998 TR-19C, LIQ-Bank of America, 1.000%, 1/7/09 (a)(b)	1,500,000
135,000	FSA, SPA-Bank of America, 1.000%, 1/7/09 (a)(b)	135,000
5,625,000	LIQ-Bank of America N.A., 1.000%, 1/7/09 (a)(b)	5,625,000
	North Carolina Medical Care Commission, Health Care Facilities Revenue:
600,000	Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.900%,
	1/2/09 (a)	600,000
500,000	Novant Health Group, SPA-JPMorgan Chase, 1.200%, 1/7/09 (a)	500,000
4,900,000	University Health Systems of Eastern Carolina Inc., LOC-Branch
	Banking & Trust, 0.680%, 1/7/09 (a)	4,900,000
	North Carolina State Education Assistance Authority Revenue:
16,400,000	LOC-Branch Banking & Trust, 1.350%, 1/2/09 (a)(b)	16,400,000
23,000,000	LOC-Royal Bank of Canada, 1.300%, 1/2/09 (a)(b)	23,000,000
	North Carolina State, GO:
8,205,000	SPA-Bayerische Landesbank, 0.750%, 1/7/09 (a)	8,205,000
9,060,000	SPA-Landesbank Baden-Wurttemberg, 0.850%, 1/7/09 (a)	9,060,000
	Piedmont, NC, Triad Airport Authority, Revenue:
4,340,000	LOC-Branch Banking & Trust, 1.200%, 1/2/09 (a)	4,340,000
5,330,000	Refunding, LOC-Branch Banking & Trust, 1.450%, 1/2/09 (a)(b)	5,330,000
20,000,000	Raleigh Durham, NC, Airport Authority Airport Revenue, SPA-Bank of
	America N.A., 1.450%, 1/2/09 (a)(b)	20,000,000
2,600,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft
	Corp. Inc. Facility, LOC-PNC Bank N.A., 1.280%, 1/2/09 (a)(b)	2,600,000
13,825,000	Union County, NC, GO, SPA-Depfa Bank PLC, 1.250%, 1/2/09 (a)	13,825,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen, 1.750%, 1/2/09
	(a)	3,310,000
14,235,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 2.780%, 1/2/09 (a)	14,235,000
	Total North Carolina	231,287,000
North Dakota — 0.2%
	North Dakota State Housing Finance Agency Revenue, Housing Finance
	Program:
6,700,000	Home Mortgage Finance, SPA-KBC Bank, 0.890%, 1/7/09 (a)(b)	6,700,000
10,500,000	Home Mortgage, SPA-KBC Bank, 0.890%, 1/7/09 (a)(b)	10,500,000
	Total North Dakota	17,200,000
Ohio — 2.9%
5,000,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, LOC-
	Wachovia Bank N.A., 0.850%, 1/7/09 (a)	5,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Ohio — 2.9% (continued)
$5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, SPA-
	JPMorgan Chase, 1.280%, 1/2/09 (a)	$5,000,000
	Columbus, OH:
700,000	GO, Sanitary Sewer Adjustable Rate Unlimited Tax Bonds, 0.800%,
	1/2/09 (a)	700,000
5,500,000	Regional Airport Authority Revenue, TECP LOC Calyon Bank, 0.700% due 4/8/09	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank
	of New York, 0.800%, 1/7/09 (a)	1,200,000
6,100,000	Franklin County, OH, Hospital Revenue, Holy Cross Health Systems,
	1.000%, 1/2/09 (a)	6,100,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 1.150%, 1/2/09 (a)	10,000,000
20,800,000	Hocking, OH, Technical College District, COP, Residence Hall Facilities
	Project, LOC-JPMorgan Chase, 1.050%, 1/2/09 (a)	20,800,000
	Montgomery County, OH:
525,000	Hospital Revenue, Kettering Health, FSA, SPA-Dexia Credit Local,
	4.250%, 1/7/09 (a)	525,000
	Revenue:
	Catholic Health Initiatives:
29,665,000	0.600%, 1/7/09 (a)	29,665,000
5,530,000	0.700%, 1/7/09 (a)	5,530,000
50,000,000	TECP, 3.250% due 1/8/09	50,000,000
	Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage:
48,175,000	GNMA/FNMA, SPA-KBC Bank N.V., 0.800%, 1/7/09 (a)(b)	48,175,000
6,120,000	SPA-FHLB, 0.800%, 1/7/09 (a)(b)	6,120,000
6,770,000	Ohio State Higher Educational Facilities, Marietta College Project, LOC-
	JPMorgan Chase, 1.200%, 1/2/09 (a)	6,770,000
37,405,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue,
	Mortgage Backed Securities, GNMA, FNMA, SPA-State Street Bank & Trust
	Co., 0.800%, 1/7/09 (a)(b)	37,405,000
	Ohio State University:
335,000	General Receipts, 0.350%, 1/7/09 (a)	335,000
7,070,000	TECP, 0.800% due 3/2/09	7,070,000
1,800,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Firstenergy General Corp., LOC-Barclays Bank PLC, 0.750%,
	1/7/09 (a)	1,800,000
7,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution Control,
	LOC-Barclays Bank PLC, 1.300%, 1/2/09 (a)(b)	7,000,000
	Ohio State, GO:
	Common Schools:
8,980,000	0.650%, 1/7/09 (a)	8,980,000
15,905,000	0.750%, 1/7/09 (a)	15,905,000
1,800,000	Refunding, 0.650%, 1/7/09 (a)	1,800,000
7,105,000	Refunding, Infrastructure Improvement, 0.650%, 1/7/09 (a)	7,105,000
	Total Ohio	288,485,000
Oklahoma — 0.2%
16,820,000	Oklahoma Development Finance Authority, Health System Revenue, Integris
	Baptist Medical Center, SPA-JPMorgan Chase, 1.500%, 1/2/09 (a)	16,820,000
Oregon — 2.7%
	City of Salem, OR, Water & Sewer, TECP LOC Fortis Bank:
20,000,000	1.650% due 1/5/09	20,000,000
2,500,000	0.800% due 2/3/09	2,500,000
16,000,000	1.250% due 2/3/09	16,000,000
20,000,000	Clackamas County, OR, Hospital Facilities, TECP, 2.350% due 1/5/09	20,000,000
20,000,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen, 5.875% due 1/2/09
	(c)(f)	20,400,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Oregon — 2.7% (continued)
	Medford, OR, Hospital Facilities Authority Revenue:
$400,000	Cascade Manor Project, LOC-KBC Bank N.V., 1.150%, 1/2/09 (a)	$400,000
200,000	Rogue Valley Manor Project, LOC-Bank of America N.A., 1.150%,
	1/2/09 (a)	200,000
	Oregon State Department of Transportation Highway User Tax Revenue,
	Subordinated Lien:
1,600,000	LIQ-Dexia Credit Local, 2.250%, 1/2/09 (a)	1,600,000
135,000	LOC-Dexia Credit Local, 2.500%, 1/2/09 (a)	135,000
1,400,000	SPA-Dexia Credit Local, 2.250%, 1/2/09 (a)	1,400,000
	Oregon State Facilities Authority Revenue:
2,100,000	Episcopal School Projects, LOC-U.S. Bank, 1.430%, 1/2/09 (a)	2,100,000
20,610,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 1.250%, 1/2/09 (a)	20,610,000
	Oregon State GO:
55,000,000	TAN, 3.000% due 6/30/09	55,344,575
	Veterans Welfare, SPA-Dexia Credit Local:
8,275,000	1.300%, 1/2/09 (a)	8,275,000
10,900,000	1.500%, 1/7/09 (a)	10,900,000
3,150,000	1.500%, 1/7/09 (a)	3,150,000
	Oregon State Housing & Community Services:
25,000,000	Department Mortgage Revenue, Single-Family Mortgage Program, SPA-
	KBC Bank N.V., 1.350%, 1/2/09 (a)(b)	25,000,000
	Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	1.300%, 1/2/09 (a)(b)	5,000,000
5,000,000	0.850%, 1/7/09 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co., 0.850%,
	1/7/09 (a)(b)	10,500,000
41,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk
	Terminal, LOC-Canadian Imperial Bank, 1.350%, 1/2/09 (a)(b)	41,000,000
	Total Oregon	269,514,575
Pennsylvania — 6.2%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue, Carnegie
	Mellon University:
3,500,000	SPA-Bank of New York, 0.800%, 1/2/09 (a)	3,500,000
1,600,000	SPA-Landesbank Hessen-Thuringen, 0.800%, 1/2/09 (a)	1,600,000
5,000,000	IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A., 1.080%,
	1/2/09 (a)	5,000,000
	Beaver County, PA:
20,140,000	FSA, SPA-Dexia Credit Local, 5.000%, 1/2/09 (a)	20,140,000
9,200,000	IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC, 0.850%,
	1/7/09 (a)	9,200,000
	Cumberland County, PA, Municipal Authority Revenue:
11,500,000	Diakon Lutheran Social Ministries, Radian, LOC-Wachovia Bank N.A.,
	2.000%, 1/2/09 (a)	11,500,000
9,940,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated Group
	Project, Radian, LOC-Wachovia Bank N.A., 2.000%, 1/2/09 (a)	9,940,000
19,000,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 1.100%,
	1/2/09 (a)	19,000,000
12,750,000	Dauphin County, PA, General Authority, Health Systems Revenue, Pinnacle
	Health Hospitals Project, 2.250%, 1/7/09 (a)	12,750,000
7,395,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 3.000%,
	1/2/09 (a)	7,395,000
20,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 1.080%, 1/2/09 (a)	20,000,000
6,480,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank
	NA, 1.450%, 1/2/09 (a)	6,480,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Pennsylvania — 6.2% (continued)
$3,600,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,
	SPA-Wachovia Bank, 0.850%, 1/2/09 (a)	$3,600,000
11,980,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit
	Local, 4.500%, 1/2/09 (a)	11,980,000
3,150,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	2.500%, 1/2/09 (a)	3,150,000
	Lancaster County, PA:
800,000	Convention Center Authority, LOC-Wachovia Bank N.A., 2.010%,
	1/2/09 (a)	800,000
	GO:
600,000	FSA, SPA-Dexia Credit Local, 2.500%, 1/2/09 (a)	600,000
6,300,000	SPA-Dexia Credit Local, 1.830%, 1/2/09 (a)	6,300,000
	Hospital Authority Revenue:
200,000	Lancaster General Hospital, LOC-Bank of America N.A., 1.020%,
	1/2/09 (a)	200,000
4,300,000	Masonic Homes Project, LOC-JPMorgan Chase, 0.900%, 1/2/09 (a)	4,300,000
8,800,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase, 2.450%, 1/2/09
	(a)	8,800,000
	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada:
8,600,000	2.500%, 1/2/09 (a)	8,600,000
8,165,000	2.500%, 1/2/09 (a)	8,165,000
24,630,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 4.250%, 1/2/09 (a)	24,630,000
3,900,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	3.000%, 1/2/09 (a)	3,900,000
	Montgomery County, PA:
1,500,000	IDA PCR, Refunding Peco-A-Remarketed, LOC-Wachovia Bank N.A.,
	3.000%, 1/7/09 (a)	1,500,000
3,700,000	IDA Revenue, Lasalle College, LOC-PNC Bank N.A., 1.080%, 1/2/09 (a)	3,700,000
17,300,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 1.080%, 1/2/09 (a)	17,300,000
8,030,000	North Lebanon, PA, Municipal Sewer Revenue, FSA, SPA-Dexia Credit
	Local, 4.250%, 1/2/09 (a)	8,030,000
650,000	Northampton County, PA, General Purpose Authority Revenue, Higher
	Education Lehigh University, SPA- JPMorgan Chase, 1.150%, 1/2/09 (a)	650,000
	Pennsylvania Higher EFA:
9,300,000	AMBAC, LIQ-PNC Bank, 1.080%, 1/2/09 (a)	9,300,000
8,200,000	College & University Revenues, St. Joseph's University, LOC-Allied
	Irish Bank PLC, 0.700%, 1/7/09 (a)	8,200,000
	Pennsylvania Housing Finance Agency:
4,635,000	Rental Housing, SPA-Bank of America N.A., 0.800%, 1/7/09 (a)	4,635,000
	Single-Family Mortgage:
2,025,000	SPA-Landesbank Hessen, 0.600%, 1/7/09 (a)(b)	2,025,000
25,020,000	SPA-Landesbank Hessen-Thuringen, 0.600%, 1/7/09 (a)(b)	25,020,000
10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
	Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 2.750%, 1/2/09
	(a)	10,000,000
	Pennsylvania State, HEFA Revenue, Refunding, Carnegie Mellon University,
	SPA-Morgan Guaranty Trust:
700,000	0.850%, 1/2/09 (a)	700,000
1,100,000	0.850%, 1/2/09 (a)	1,100,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	2.750%, 1/2/09 (a)	30,795,000
40,450,000	Revenue, FSA, SPA-JPMorgan Chase, 3.280%, 1/2/09 (a)	40,450,000
	Philadelphia, PA:
13,000,000	Airport Revenue, LOC-TD Bank N.A., 0.800%, 1/7/09 (a)(b)	13,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Pennsylvania — 6.2% (continued)
	Authority for IDR:
$2,800,000	Philadelphia Museum of Art Project, LOC-Citizens Bank of
	Pennsylvania, 0.800%, 1/7/09 (a)	$2,800,000
2,095,000	Pooled Loan Program, LOC-Citizens Bank, 1.050%, 1/2/09 (a)	2,095,000
4,070,000	Revenue, Settlement Music School Project, LOC-Allied Irish Bank
	PLC, 1.250%, 1/2/09 (a)	4,070,000
15,900,000	Multi Modal Refunding, GO, FSA, SPA-Dexia Credit Local, 4.750%,
	1/2/09 (a)	15,900,000
	School District, GO:
800,000	LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	800,000
10,000,000	LOC-Commerce Bank N.A., 1.200%, 1/2/09 (a)	10,000,000
88,290,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 3.630%, 1/2/09 (a)	88,290,000
	Pittsburgh, PA, Water & Sewer Authority System Revenue:
25,620,000	FSA, SPA-JPMorgan Chase, 2.000%, 1/2/09 (a)	25,620,000
12,000,000	Refunding, First Lien, FSA, SPA-JPMorgan Chase, 2.000%, 1/2/09 (a)	12,000,000
5,700,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.650%,
	1/7/09 (a)	5,700,000
9,125,000	South Fork, PA, Municipal Authority Hospital Revenue, Conemaugh Health
	System, LOC-PNC Bank N.A., 0.600%, 1/7/09 (a)	9,125,000
	University of Pittsburgh, PA:
	Commonwealth System of Higher Education:
800,000	Refunding University Capital Project, 3.150%, 1/2/09 (a)	800,000
14,500,000	TECP, 0.650% due 3/5/09	14,500,000
400,000	University Capital Project, 3.150%, 1/2/09 (a)	400,000
10,700,000	Various Refunding University Capital Project, SPA-Fortis Bank & Banco
	Bilbao Vizcaya, 3.000%, 1/2/09 (a)	10,700,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 4.250%, 1/2/09 (a)	7,000,000
	West Cornwall Township Municipal Authority, PA:
10,550,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local,
	4.250%, 1/2/09 (a)	10,550,000
1,300,000	General Government Loan Program, FSA, SPA-Dexia Credit Local,
	4.250%, 1/2/09 (a)	1,300,000
	Total Pennsylvania	609,585,000
Puerto Rico — 1.2%
	Commonwealth of Puerto Rico:
	GO, FSA, SPA-Dexia Credit Local:
7,800,000	4.000%, 1/2/09 (a)	7,800,000
9,600,000	4.250%, 1/2/09 (a)	9,600,000
	GO, Refunding, Public Improvements, FSA:
	SPA-Dexia Credit Local:
43,100,000	1.300%, 1/2/09 (a)	43,100,000
11,100,000	1.300%, 1/2/09 (a)	11,100,000
5,000,000	3.350%, 1/2/09 (a)	5,000,000
2,000,000	SPA-JPMorgan Chase, 3.250%, 1/2/09 (a)	2,000,000
40,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	40,307,181
	Total Puerto Rico	118,907,181
Rhode Island — 0.4%
9,935,000	Bristol, RI, GO, BAN, 3.000% due 2/18/09	9,952,578
13,550,000	Narragansett, RI, Bay Commission, Wastewater System Revenue, LOC-RBS
	Citizens N.A., 0.800%, 1/2/09 (a)	13,550,000
	Rhode Island Health & Educational Building Corp.:
6,075,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode
	Island, 0.800%, 1/7/09 (a)	6,075,000
8,540,000	St. George's School, LIQ-Bank of America, 0.700%, 1/7/09 (a)	8,540,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Rhode Island — 0.4% (continued)
$3,615,000	Rhode Island State & Providence Plantations, Consolidated Capital
	Development Loan, SPA-Landesbank Hessen-Thuringen, 2.000%, 1/7/09 (a)	$3,615,000
885,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank &
	Trust Co., 1.150%, 1/7/09 (a)(b)	885,000
	Total Rhode Island	42,617,578
South Carolina — 1.1%
10,000,000	Anderson County, SC, School District No. 1, GO, BAN, 2.750% due 7/31/09	10,064,496
31,700,000	Charleston County, SC, School District, GO, TAN, 2.500% due 4/1/09	31,776,545
5,995,000	Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital
	Improvement, 5.250% due 1/1/09	5,995,000
1,885,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	0.800%, 1/7/09 (a)	1,885,000
17,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
	LOC-SunTrust Bank, 1.270%, 1/2/09 (a)	17,500,000
	South Carolina, EFA, Private Non-Profit Institutions:
7,900,000	Columbia College Project, LOC-Bank of America, 1.250%, 1/2/09 (a)	7,900,000
10,000,000	Presbyterian College Project, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	10,000,000
3,855,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	1.200%, 1/2/09 (a)	3,855,000
	South Carolina Jobs EDA:
1,675,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 1.100%, 1/7/09
	v(a)(b)	1,675,000
4,800,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 1.200%, 1/2/09 (a)	4,800,000
7,000,000	IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust,
	1.400%, 1/2/09 (a)(b)	7,000,000
2,400,000	Revenue, Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells
	Fargo Bank N.A., 1.280%, 1/2/09 (a)(b)	2,400,000
5,660,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
	2.050%, 1/2/09 (a)	5,660,000
	Total South Carolina	110,511,041
South Dakota — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen:
7,300,000	1.050%, 1/2/09 (a)	7,300,000
10,000,000	0.650%, 1/7/09 (a)	10,000,000
44,680,000	0.900%, 1/7/09 (a)(b)	44,680,000
9,000,000	South Dakota State, HEFA Revenue, Avera Health, LOC-U.S. Bank N.A.,
	0.950%, 1/2/09 (a)	9,000,000
	Total South Dakota	70,980,000
Tennessee — 1.6%
	Clarksville, TN:
	PBA Revenue, Pooled Financing:
	LOC-SunTrust Bank:
12,690,000	1.270%, 1/2/09 (a)	12,690,000
2,745,000	1.270%, 1/2/09 (a)(c)	2,745,000
	Tennessee Municipal Bond Fund, LOC-Bank of America:
500,000	1.100%, 1/2/09 (a)	500,000
9,500,000	1.100%, 1/2/09 (a)	9,500,000
6,890,000	1.200%, 1/2/09 (a)(c)	6,890,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Tennessee — 1.6% (continued)
$8,695,000	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding
	& Improvement Laughlin Memorial, LOC-SunTrust Bank, 0.850%, 1/7/09 (a)	$8,695,000
17,000,000	Hamilton County, TN, GO, TECP SPA Suntrust Bank, 0.850% due 4/9/09	17,000,000
7,500,000	Jefferson County, TN, Health & Education Facilities, Carson Newman
	College, LOC-SunTrust Bank, 1.270%, 1/7/09 (a)	7,500,000
	Knox County, TN:
	Health, Educational & Housing Facilities Board Hospital Facility Revenue:
1,200,000	Catholic Healthcare, LOC-Landesbank Baden, 0.840%, 1/7/09 (a)	1,200,000
27,000,000	Covenant Health, SPA-SunTrust Bank, 1.500%, 1/2/09 (a)	27,000,000
1,220,000	IDB, YMCA of East Tennessee Inc. Project, LOC-SunTrust Bank,
	0.850%, 1/7/09 (a)	1,220,000
	Metropolitan Government Nashville & Davidson County, TN:
	Health & Educational Facilities Board, Revenue:
9,840,000	Educational Facilities, Belmont University Project, LOC-SunTrust
	Bank, 0.800%, 1/7/09 (a)	9,840,000
2,370,000	Montessori Academy Inc., LOC-Fifth Third Bank, 3.370%, 1/2/09
	(a)	2,370,000
9,575,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
	0.850%, 1/7/09 (a)	9,575,000
4,600,000	IDB, Revenue, Trevecca Nazarene University Project, LOC-SunTrust
	Bank, 0.850%, 1/7/09 (a)	4,600,000
	Montgomery County, TN:
5,000,000	BAN, TECP, 1.730% due 2/4/09	5,000,000
6,755,000	Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-
	Bank of America, 1.200%, 1/2/09 (a)(c)	6,755,000
	Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
14,900,000	Methodist Le Bonheur Healthcare, Assured GTD, SPA-U.S. Bank N.A.,
	1.200%, 1/2/09 (a)	14,900,000
7,225,000	Trezevant Manor Project, LOC-LaSalle Bank N.A., 1.250%, 1/2/09 (a)	7,225,000
	Total Tennessee	155,205,000
Texas — 7.1%
10,700,000	Austin, TX, Airport Systems Revenue, LOC-JPMorgan Chase, 0.900%,
	1/7/09 (a)(b)	10,700,000
7,000,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 1.150%, 1/2/09 (a)	7,000,000
10,000,000	Garland, TX, GO, TECP, 1.660% due 1/8/09	10,000,000
400,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue,
	Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 1.350%, 1/2/09
	(a)	400,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 1.575%
	due 6/1/09 (e)	8,074,040
	Gulf Coast Waste Disposal Authority, TX:
9,200,000	BP Amoco Oil Co. Project, 3.500% due 4/1/09 (b)(e)	9,200,000
5,000,000	Environmental Facilities Revenue, BP Product North America Project,
	1.250%, 1/2/09 (a)(b)	5,000,000
	Harris County, TX:
22,580,000	Flood Control District, TECP LOC Landesbank Hessen-Thuringen, 0.900% due 3/5/09	22,580,000
	Health Facilities Development Corp.:
	Hospital Revenue:
62,350,000	Baylor College of Medicine, AMBAC, LOC-Wachovia Bank
	N.A., 0.900%, 1/2/09 (a)	62,350,000
6,000,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit
	Local, 5.000%, 1/7/09 (a)	6,000,000
3,500,000	Revenue, Methodist Hospital, FSA, 1.150%, 1/2/09 (a)	3,500,000
4,200,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP
	Paribas, 1.150%, 1/2/09 (a)	4,200,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Texas — 7.1% (continued)
$6,020,000	Housing Options Inc., Texas Multi-Family Revenue, Housing Mill City,
	LOC-Bank of America N.A., 1.450%, 1/2/09 (a)(b)	$6,020,000
	Houston, TX:
	GO, Refunding, Public Improvement:
8,115,000	FSA, 5.500% due 3/1/09	8,171,431
13,100,000	MBIA, 5.000% due 3/1/09	13,170,101
5,000,000	GO, TECP, 1.720% due 1/14/09	5,000,000
16,900,000	Higher Education Finance Corp. Revenue, William Marsh Rice
	University Project, 1.100%, 1/2/09 (a)	16,900,000
10,000,000	Higher Education Finance Corp. Revenue, William Marsh Rice University,
	TECP, 0.900% due 2/12/09	10,000,000
12,000,000	Housing Finance Corp., HFI Regency Park Apartments LP, LIQ-FNMA,
	0.950%, 1/7/09 (a)(b)	12,000,000
	Utility System Revenue:
3,800,000	LOC-Bank of America N.A., Bank of New York, Dexia Credit
	Local, State Street Bank & Trust Co., 1.200%, 1/2/09 (a)	3,800,000
19,000,000	Refunding, First Lien, LOC-Bank of America N.A., Bank of New
	York, Dexia Credit Local, State Street Bank & Trust Co., 1.500%,
	1/2/09 (a)	19,000,000
	Katy, TX, ISD:
13,100,000	GO, PSFG, SPA-Bank of America, 1.150%, 1/2/09 (a)	13,100,000
23,950,000	School Building SPA-Bank of America, 1.150%, 1/2/09 (a)	23,950,000
8,550,000	Lubbock, TX, ISD, GO, School Building, PSFG, SPA- Bank of America
	N.A., 1.150%, 1/2/09 (a)	8,550,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase, 0.950%, 1/7/09
	(a)(b)	3,200,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 1.450%, 1/2/09 (a)(b)	10,000,000
	North Texas Higher Education Authority, Student Loan, Revenue:
17,000,000	LOC-Bank of America & Dexia Credit Local, 1.050%, 1/7/09 (a)(b)	17,000,000
10,000,000	LOC-Lloyds Bank PLC, 1.050%, 1/7/09 (a)(b)	10,000,000
20,700,000	North Texas Tollway Authority, TECP LOC Bank of America, 1.250% due 3/17/09	20,700,000
31,570,000	Pasadena, TX, ISD, GO, FSA, SPA-Bank of America NA, 3.250%, 1/2/09 (a)	31,570,000
2,280,000	Plano, TX, ISD, GO, PSFG, 3.000% due 2/15/09	2,283,638
	San Antonio, TX:
	Electric and Gas Revenue:
6,830,000	Refunding Systems, 5.250% due 2/1/09	6,850,184
850,000	SPA-Bank of America N.A., 0.800%, 1/7/09 (a)	850,000
5,000,000	Electric and Gas, TECP SPA State Street Bank, 1.100% due 2/27/09	5,000,000
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 1.450%, 1/2/09 (a)(b)	4,000,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-
	General Electric, 3.000%, 1/2/09 (a)(b)	5,150,000
283,000	Southwest Higher Education Authority Inc., Southern Methodist
	University, SPA-Bank of New York, 0.800%, 1/7/09 (a)	283,000
2,150,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	2,150,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp.:
63,450,000	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan
	Chase, 0.650%, 1/7/09 (a)	63,450,000
9,665,000	Retirement Facility, Refunding, Northwest Senior Edgemere Project,
	LOC-Lasalle Bank N.A., 1.100%, 1/2/09 (a)	9,665,000
5,000,000	Texas A&M University Revenues, Financing Systems, 5.000% due 5/15/09	5,062,135
5,000,000	Texas State, TRAN, 3.000% due 8/28/09	5,044,568
14,250,000	Texas State Department of Housing & Community Affairs, MFH revenue,
	Idlewilde Apartments, LIQ-FHLMC, 1.300%, 1/2/09 (a)(b)	14,250,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Texas — 7.1% (continued)
	Texas State, GO:
$9,000,000	Veterans Housing, LIQ-Texas Comptroller of Public Accounts, 0.880%,
	1/7/09 (a)(b)	$9,000,000
3,100,000	Veterans Housing Assistance, LIQ-Dexia Credit Local, 3.750%, 1/7/09
	(a)(b)	3,100,000
	Texas State, PFA, TECP:
10,900,000	0.750% due 3/5/09	10,900,000
15,000,000	0.600% due 4/2/09	15,000,000
	Texas Technical University Revenue Financing System, TECP:
13,739,000	0.550% due 4/6/09	13,739,000
2,460,000	0.700% due 4/6/09	2,460,000
13,189,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A,
	SPA-JPMorgan Chase, 1.300%, 1/2/09 (a)	13,189,000
5,550,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank, 1.100%,
	1/2/09 (a)	5,550,000
	Tyler, TX:
3,250,000	Health Facilities Development Corp., Hospital Revenue, Mother Frances
	Hospital, LOC-Bank of America, 1.200%, 1/2/09 (a)	3,250,000
12,000,000	ISD, GO, School Building, PSFG, LIQ-Dexia Credit Local, 3.000%,
	1/2/09 (a)	12,000,000
41,085,000	University of Texas, University Revenues, Financing System, 0.700%, 1/2/09
	(a)	41,085,000
7,468,000	University of Texas Board of Regents, TECP, 0.750% due 1/29/09	7,468,000
	University of Texas, Systems Revenue, TECP:
25,000,000	1.200% due 3/3/09	25,000,000
11,500,000	1.650% due 2/2/09	11,500,000
17,113,000	1.660% due 2/4/09	17,113,000
4,730,000	Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center,
	LOC-Compass Bank, 1.100%, 1/2/09 (a)	4,730,000
	Total Texas	700,258,097
Utah — 2.2%
25,000,000	Central Utah Water Conservancy District, GO, LIQ-Helaba, 0.910%, 1/7/09
	(a)	25,000,000
	Utah Housing Corp. Single Family Mortgage Revenue:
9,805,000	FHLB, 1.100%, 1/7/09 (a)(b)	9,805,000
52,715,000	LIQ-Bayerische Landesbank, 1.950%, 1/7/09 (a)(b)	52,715,000
1,115,000	SPA-Bayerische Landesbank, 1.950%, 1/7/09 (a)(b)	1,115,000
14,000,000	SPA-Wells Fargo Bank, 1.100%, 1/7/09 (a)(b)	14,000,000
11,500,000	Utah State Board of Regents, Student Loan Revenue, Guaranteed Student
	Loans, LOC-Wells Fargo Bank N.A., 1.330%, 1/2/09 (a)(b)	11,500,000
5,395,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-
	Bayerische Landesbank, 1.950%, 1/7/09 (a)(b)	5,395,000
	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV:
43,290,000	1.200%, 1/2/09 (a)	43,290,000
6,100,000	1.250%, 1/2/09 (a)	6,100,000
	Utah Water Finance Agency Revenue:
39,665,000	LIQ-JPMorgan Chase, 0.810%, 1/7/09 (a)	39,665,000
4,900,000	SPA-JPMorgan Chase, 0.810%, 1/7/09 (a)	4,900,000
	Total Utah	213,485,000
Vermont — 0.7%
6,770,000	Vermont Educational & Health Buildings Financing Agency Revenue,
	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 0.950%, 1/2/09
	(a)	6,770,000
5,635,000	Vermont Housing Finance Agency, Single-Family, FSA, SPA-FHLB,
	1.340%, 1/7/09 (a)(b)	5,635,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Vermont — 0.7% (continued)
$60,385,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of
	New York, 1.400%, 1/2/09 (a)(b)	$60,385,000
	Total Vermont	72,790,000
Virginia — 3.1%
	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson Hospital:
6,000,000	LOC-Branch Banking & Trust, 1.220%, 1/2/09 (a)	6,000,000
	LOC-Wachovia Bank N.A.:
40,000,000	0.900%, 1/2/09 (a)	40,000,000
33,000,000	0.900%, 1/2/09 (a)	33,000,000
40,000,000	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank,
	1.100%, 1/2/09 (a)	40,000,000
32,025,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of
	Virginia Foundation Project, LOC-Wachovia Bank N.A., 1.500%, 1/2/09 (a)	32,025,000
6,650,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General
	Resolution, LOC-Branch Banking & Trust, 1.220%, 1/2/09 (a)	6,650,000
4,250,000	Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch
	Banking & Trust, 1.250%, 1/2/09 (a)	4,250,000
6,835,000	Henrico County, VA, EDA Revenue, Bon Secours Health, LOC-Landesbank
	Baden-Wurttemberg, 0.850%, 1/7/09 (a)	6,835,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	1.450%, 1/2/09 (a)(b)	3,000,000
8,700,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank
	NA, 0.900%, 1/2/09 (a)	8,700,000
1,330,000	Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity
	Indebtness, LOC-Bank of America N.A., 1.710%, 1/2/09 (a)	1,330,000
	Lynchburg, VA, IDA Revenue, Central Health:
	LOC-SunTrust Bank:
7,000,000	1.270%, 1/2/09 (a)	7,000,000
4,500,000	1.270%, 1/2/09 (a)	4,500,000
4,000,000	MBIA, LOC-Branch Banking & Trust, 1.250%, 1/2/09 (a)	4,000,000
1,190,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-
	Bank of America, 1.400%, 1/2/09 (a)	1,190,000
7,500,000	Prince William County, VA, COP, Prince William County Facilities, LOC-
	Wachovia Bank N.A., 1.000%, 1/7/09 (a)	7,500,000
6,260,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	0.850%, 1/7/09 (a)	6,260,000
	Virginia College Building Authority, VA:
	Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank
	N.A.:
7,670,000	0.900%, 1/2/09 (a)	7,670,000
620,000	0.900%, 1/2/09 (a)	620,000
2,800,000	Refunding, University Richmond Project, SPA-SunTrust Bank,
	1.550%, 1/2/09 (a)	2,800,000
5,515,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	1.450%, 1/2/09 (a)	5,515,000
	Virginia Commonwealth University:
34,900,000	AMBAC, LOC-Wachovia Bank N.A., 0.800%, 1/2/09 (a)	34,900,000
	Health System Authority Revenue:
41,800,000	AMBAC, LOC-Wachovia Bank N.A., 0.900%, 1/2/09 (a)	41,800,000
2,200,000	LOC-Wachovia Bank N.A., 0.880%, 1/2/09 (a)	2,200,000
900,000	VA, AMBAC, SPA-Wachovia Bank N.A., 1.050%, 1/2/09 (a)	900,000
1,080,000	Virginia Small Business Financing Authority Revenue, Ennstone Project,
	LOC-Wachovia Bank N.A., 2.150%, 1/2/09 (a)(b)	1,080,000
	Total Virginia	309,725,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Washington — 3.0%
$8,060,000	Grant County, WA, Public Utility District No. 2, Electric Revenue,
	Refunding, FSA, 5.000% due 1/1/09	$8,060,000
	King County, WA:
	Housing Authority Revenue:
11,445,000	Auburn Court Apartments Project, FNMA, LIQ-FNMA, 1.300%,
	1/2/09 (a)(b)	11,445,000
4,250,000	Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.,
	1.470%, 1/2/09 (a)(b)	4,250,000
5,680,000	Overlake Project, LOC-Bank of America, 1.450%, 1/2/09 (a)(b)	5,680,000
1,550,000	Sewer Revenue, Junior Lien, LOC-Helaba, 0.650%, 1/7/09 (a)	1,550,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America
	N.A., 1.450%, 1/2/09 (a)(b)	10,000,000
1,570,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	1.600%, 1/2/09 (a)(b)	1,570,000
7,740,000	Seattle, WA, Municipal Light & Power, Improvement & Refunding,
	FSA, 5.500% due 3/1/09	7,787,512
4,130,000	Snohomish County, WA, Housing Authority Revenue, Autumn Chase
	Apartments Project, LOC-Bank of America N.A., 1.200%, 1/2/09 (a)	4,130,000
35,385,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding
	Capital Projects, LOC- Wells Fargo Bank N.A., 1.220%, 1/2/09 (a)	35,385,000
4,200,000	Washington Public Power Supply System, Nuclear Project No. 1,
	0.650%, 1/7/09 (a)(f)	4,200,000
13,400,000	Washington State Health Care Facilities Authority, Lease Revenue,
	National Healthcare Research and Education Finance Corp., LOC-BNP
	Paribas, 0.750%, 1/7/09 (a)	13,400,000
	Washington State Health Care Facilities Authority Revenue:
	Multicare Health Systems:
	FSA, SPA-U.S. Bank N.A.:
100,000	1.500%, 1/2/09 (a)	100,000
4,600,000	1.250%, 1/7/09 (a)	4,600,000
	SPA-Wells Fargo Bank N.A.:
11,000,000	0.650%, 1/7/09 (a)	11,000,000
9,000,000	0.900%, 1/7/09 (a)	9,000,000
10,000,000	Overlake Hospital Medical Center, LOC-Keybank N.A., 1.650%, 1/2/09
	(a)	10,000,000
4,750,000	Southwest Washington Medical Center, LOC-Allied Irish Bank PLC,
	1.000%, 1/2/09 (a)	4,750,000
	Washington State HFC:
	MFH Revenue:
5,860,000	Bridgewood Four Seasons, FNMA, LIQ-FNMA, 1.300%, 1/2/09
	(a)(b)	5,860,000
6,365,000	Eagles Landing Apartments, FNMA, LIQ-FNMA, 1.300%, 1/2/09
	(a)(b)	6,365,000
6,600,000	Holly Village Seniors, FNMA, LIQ-FNMA, 1.300%, 1/2/09 (a)(b)	6,600,000
14,640,000	Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.,
	1.230%, 1/2/09 (a)(b)	14,640,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA, 1.300%,
	1/2/09 (a)(b)	6,125,000
7,285,000	The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.,
	1.230%, 1/2/09 (a)(b)	7,285,000
46,900,000	Non-Profit Revenue, Skyline at First Hill Project, LOC-Bank of America
	N.A., 1.100%, 1/2/09 (a)	46,900,000
	Washington State:
	GO:
12,935,000	3.500% due 1/1/09	12,935,000
21,900,000	SPA-Landesbank Hessen-Thuringen, 0.350%, 1/7/09 (a)	21,900,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	1.350%, 1/2/09 (a)(b)	3,550,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Washington — 3.0% (continued)
$6,840,000	Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank
	of America N.A., 1.400%, 1/2/09 (a)	$6,840,000
4,700,000	Washington, WA, HEFA, Revenue, Whitman College Project, SPA-
	JPMorgan Chase, 1.100%, 1/2/09 (a)	4,700,000
	Total Washington	290,607,512
West Virginia — 0.4%
10,000,000	West Virginia State Housing Development Fund, Housing Finance, 1.350%,
	1/2/09 (a)(b)	10,000,000
	West Virginia, EDA:
6,665,000	PCR, Ohio Power Co., LOC-Royal Bank of Scotland, 1.100%, 1/2/09 (a)	6,665,000
	Solid Waste Disposal Facilities Revenue:
10,000,000	Appalachian Power Co., LOC-JPMorgan Chase, 1.520%, 1/2/09
	(a)(b)	10,000,000
16,250,000	Ohio Power Co., LOC-Royal Bank of Scotland, 0.850%, 1/2/09
	(a)(b)	16,250,000
	Total West Virginia	42,915,000
Wisconsin — 3.1%
6,000,000	Milwaukee, WI, TECP LOC State Street, 0.750% due 4/1/09	6,000,000
9,200,000	Pleasant Prairie, WI, PCR, Wisconsin Electric Power Co., LOC-Wells Fargo
	Bank N.A., 0.800%, 1/7/09 (a)	9,200,000
8,860,000	University of Wisconsin, Hospitals & Clinics Authority Revenue, Refunding,
	FSA, SPA-U.S. Bank N.A., 3.350%, 1/2/09 (a)	8,860,000
	Wisconsin Housing & EDA:
	Home Ownership Revenue:
6,030,000	Dexia Credit Local, 4.750%, 1/7/09 (a)(b)	6,030,000
	FHLB:
4,815,000	0.800%, 1/7/09 (a)	4,815,000
31,375,000	0.900%, 1/7/09 (a)(b)	31,375,000
23,890,000	0.950%, 1/7/09 (a)(b)	23,890,000
	Housing Revenue, FSA, SPA-FHLB:
2,930,000	3.200%, 1/7/09 (a)(b)	2,930,000
1,090,000	3.550%, 1/7/09 (a)(b)	1,090,000
	Wisconsin State HEFA Revenue:
50,000,000	AMBAC, SPA-Morgan Stanley, 2.500%, 1/2/09 (a)	50,000,000
22,710,000	Aurora Health Care Inc., LOC- KBC Bank NV, 0.700%, 1/7/09 (a)	22,710,000
9,600,000	Medical College of Wisconsin Inc., LOC-U.S. Bank N.A., 0.800%,
	1/2/09 (a)(c)	9,600,000
	Wisconsin State, GO, TECP:
17,393,000	1.100% due 1/13/09	17,393,000
20,000,000	1.650% due 1/13/09	20,000,000
43,257,000	2.000% due 3/3/09	43,257,000
14,675,000	0.830% due 3/9/09	14,675,000
34,620,000	1.030% due 3/11/09	34,620,000
	Total Wisconsin	306,445,000
Wyoming — 0.8%
	Sweetwater County, WY:
22,700,000	Environmental Important Revenue, Simplot Phosphates LLC, LOC-
	Rabobank Nederland, 1.100%, 1/7/09 (a)(b)	22,700,000
1,100,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC, 1.000%,
	1/2/09 (a)	1,100,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount	Security	Value
Wyoming — 0.8% (continued)
$50,900,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	0.900%, 1/7/09 (a)(b)	$50,900,000
	Total Wyoming	74,700,000
	TOTAL INVESTMENTS — 97.0% (Cost — $9,586,884,197#)	9,586,884,197
	Other Assets in Excess of Liabilities — 3.0%	296,681,611
	TOTAL NET ASSETS — 100.0%	$ 9,883,565,808

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC -	Ambac Assurance Corporation - Insured Bonds

BAN -	Bond Anticipation Notes

CDA -	Community Development Authority

COP -	Certificate of Participation

CSD -	Central School District

CTFS -	Certificates

DFA -	Development Finance Agency

EDA -	Economic Development Authority

EDR -	Economic Development Revenue

EFA -	Educational Facilities Authority

FHA -	Federal Housing Administration

FHLB -	Federal Home Loan Bank

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

FSA -	Financial Security Assurance - Insured Bonds

GIC -	Guaranteed Investment Contract

GNMA -	Government National Mortgage Association

GO -	General Obligation GTD - Guaranteed

HDA -	Housing Development Agency

HDC -	Housing Development Corporation

HEFA -	Health & Educational Facilities Authority

HFA -	Housing Finance Authority

HFC -	Housing Finance Commission

IDA -	Industrial Development Authority

IDB -	Industrial Development Board

IDC -	Industrial Development Corporation

IDR -	Industrial Development Revenue

IFC -	Industrial Finance Corporation

ISD -	Independent School District

LIQ -	Liquidity Facility

LOC -	Letter of Credit

MBIA -	Municipal Bond Investors Assurance Corporation - Insured Bonds

MFA -	Municipal Finance Authority

MFH -	Multi-Family Housing

MTA -	Metropolitan Transportation Authority

PBA -	Public Building Authority

PCFA -	Pollution Control Finance Authority

PCR -	Pollution Control Revenue

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

PFA -	Public Facilities Authority

PSFG -	Permanent School Fund Guaranty

Q-SBLF -	Qualified School Board Loan Fund

RAN -	Revenue Anticipation Notes

Radian -	Radian Asset Assurance

SPA -	Standby Bond Purchase Agreement - Insured Bonds

TAN -	Tax Anticipation Notes

TECP -	Tax Exempt Commercial Paper

TFA -	Transitional Finance Authority

TRAN -	Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Summary of Investments by Sector *

Education	19.7%
Hospitals	18.1
General Obligation	11.8
Transportation	9.5
Miscellaneous	7.7
Housing: Single Family	7.1
Industrial Development	4.6
Utilities	4.5
Water & Sewer	4.1
Public Facilities	3.6
Housing: Multi-Family	3.1
Pollution Control	2.3
Finance	1.0
Tax Allocation	0.9
Life Care Systems	0.8
Electric	0.6
Solid Waste	0.4
Pre-Refunded	0.2

Total Investment	100.0%

*As a percentage of total investments. Please note that Fund holdings are as of December 31, 2008 and are subject to change.

Ratings Table†

S&P/Moody's/Fitch‡
A-1	66.2%
VMIG1	20.2
AAA/Aaa	2.9
F-1	2.8
NR	2.1
SP-1	2.1
AA/Aa	2.0
MIG1	1.7

TOTAL	100.0%

†As a percentage of total investments.
‡ S&P primary rating; Moody's secondary, then Fitch
See pages 33 and 34 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
and CC
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	December 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$9,586,884,197	-	$9,586,884,197	-

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Recent Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 26, 2009